UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2014 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of six series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund, Dodge & Cox Income Fund, and Dodge & Cox Global Bond Fund.

STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2014

COMMON STOCKS: 98.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.0%
CONSUMER DURABLES & APPAREL: 1.0%
Coach, Inc.	10,316,700	$367,377,687
NVR, Inc.(a)	78,900	89,158,578
Panasonic Corp. ADR(b) (Japan)	10,208,797	122,301,388

		578,837,653
MEDIA: 10.9%
Comcast Corp., Class A	32,869,897	1,767,743,061
DISH Network Corp., Class A(a)	7,019,649	453,328,932
News Corp., Class A(a)	6,326,406	103,436,738
Time Warner Cable, Inc.	9,189,110	1,318,545,394
Time Warner, Inc.	22,199,432	1,669,619,281
Time, Inc.(a)	4,754,341	111,394,210
Twenty-First Century Fox, Inc.	28,214,826	967,486,383

		6,391,553,999
RETAILING: 2.1%
CarMax, Inc.(a)	4,824,050	224,077,122
Liberty Interactive, Series A(a)	13,601,375	387,911,215
Target Corp.	10,337,647	647,963,714

		1,259,952,051

		8,230,343,703
CONSUMER STAPLES: 2.7%
FOOD & STAPLES RETAILING: 2.4%
Wal-Mart Stores, Inc.	18,305,350	1,399,810,115
FOOD, BEVERAGE & TOBACCO: 0.3%
Unilever PLC ADR(b) (United Kingdom)	4,550,800	190,678,520

		1,590,488,635
ENERGY: 8.6%
Apache Corp.	10,754,428	1,009,518,156
Baker Hughes, Inc.	10,318,450	671,318,357
Chevron Corp.	6,492,280	774,658,850
National Oilwell Varco, Inc.	8,582,900	653,158,690
Schlumberger, Ltd.(b) (Curacao/United States)	13,765,245	1,399,787,764
Weatherford International PLC(a),(b) (Ireland)	24,773,700	515,292,960

		5,023,734,777
FINANCIALS: 23.2%
BANKS: 9.7%
Bank of America Corp.	88,241,382	1,504,515,563
BB&T Corp.	10,571,144	393,352,268
HSBC Holdings PLC ADR(b) (United Kingdom)	6,278,629	319,456,644
JPMorgan Chase & Co.	12,906,400	777,481,536
SunTrust Banks, Inc.	10,250,133	389,812,558
Wells Fargo & Co.	44,060,341	2,285,409,888

		5,670,028,457
DIVERSIFIED FINANCIALS: 11.7%
Bank of New York Mellon Corp.	40,373,124	1,563,651,092
Capital One Financial Corp.(c)	28,269,211	2,307,333,002
Charles Schwab Corp.	55,546,367	1,632,507,726
Goldman Sachs Group, Inc.	7,463,400	1,370,056,338

		6,873,548,158
INSURANCE: 1.8%
AEGON NV(b) (Netherlands)	66,753,197	548,711,279
MetLife, Inc.	9,501,700	510,431,324

		1,059,142,603

		13,602,719,218
HEALTH CARE: 18.5%
HEALTH CARE EQUIPMENT & SERVICES: 4.8%
Boston Scientific Corp.(a)	26,720,200	315,565,562
Cigna Corp.	6,144,784	557,270,461
Express Scripts Holding Co.(a)	11,088,600	783,187,818
Medtronic, Inc.	5,370,000	332,671,500
UnitedHealth Group, Inc.	10,065,600	868,158,000

		2,856,853,341

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 13.7%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	16,329,300	$750,657,921
Merck & Co., Inc.	21,107,600	1,251,258,528
Novartis AG ADR(b) (Switzerland)	21,710,700	2,043,628,191
Pfizer, Inc.	29,071,064	859,631,363
Roche Holding AG ADR(b) (Switzerland)	42,969,500	1,589,441,805
Sanofi ADR(b) (France)	27,088,029	1,528,577,476

		8,023,195,284

		10,880,048,625
INDUSTRIALS: 6.3%
CAPITAL GOODS: 2.3%
General Electric Co.	40,300,575	1,032,500,732
Koninklijke Philips NV(b) (Netherlands)	7,783,475	246,813,992
NOW, Inc.(a)	2,090,700	63,578,187

		1,342,892,911
COMMERCIAL & PROFESSIONAL SERVICES: 1.6%
ADT Corp.(c)	11,819,337	419,113,690
Tyco International, Ltd.(b) (Switzerland)	11,660,683	519,716,641

		938,830,331
TRANSPORTATION: 2.4%
FedEx Corp.	8,824,299	1,424,683,074

		3,706,406,316
INFORMATION TECHNOLOGY: 23.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.(c)	15,076,840	455,923,642
SOFTWARE & SERVICES: 12.8%
Adobe Systems, Inc.(a)	4,158,341	287,715,614
AOL, Inc.(a),(c)	7,100,754	319,178,892
Cadence Design Systems, Inc.(a)	10,599,300	182,413,953
eBay, Inc.(a)	22,096,609	1,251,330,968
Google, Inc., Class A(a)	795,200	467,903,632
Google, Inc., Class C(a)	1,592,200	919,272,592
Microsoft Corp.	49,867,900	2,311,875,844
Symantec Corp.(c)	51,121,000	1,201,854,710
Synopsys, Inc.(a),(c)	13,877,969	550,885,979

		7,492,432,184
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.8%
Corning, Inc.	34,269,300	662,768,262
EMC Corp.	24,550,400	718,344,704
Hewlett-Packard Co.	68,900,646	2,443,905,913
NetApp, Inc.(c)	19,594,000	841,758,240
Nokia Corp. ADR(b) (Finland)	43,182,500	365,323,950
TE Connectivity, Ltd.(b) (Switzerland)	13,176,575	728,532,832

		5,760,633,901

		13,708,989,727
MATERIALS: 1.4%
Celanese Corp., Series A(c)	9,220,971	539,611,223
Dow Chemical Co.	2,879,989	151,026,623
Vulcan Materials Co.	2,524,251	152,035,638

		842,673,484
TELECOMMUNICATION SERVICES: 0.5%
Sprint Corp.(a)	41,706,696	264,420,453

TOTAL COMMON STOCKS (Cost $39,349,347,936)		57,849,824,938

1 / Dodge & Cox Stock Fund

Portfolio of Investments (unaudited)	September 30, 2014

SHORT-TERM INVESTMENTS: 1.1%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$58,831,397	$58,831,397
REPURCHASE AGREEMENT: 1.0%
Fixed Income Clearing Corporation(d) 0.00%, dated 9/30/14, due 10/1/14, maturity value $616,016,000	616,016,000	616,016,000

TOTAL SHORT-TERM INVESTMENTS (Cost $674,847,397)		674,847,397

TOTAL INVESTMENTS (Cost $40,024,195,333)	99.7%	58,524,672,335
OTHER ASSETS LESS LIABILITIES	0.3%	166,195,386

NET ASSETS	100.0%	$58,690,867,721

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)

Repurchase agreement is collateralized by Fannie Mae 1.00%-1.05%, 9/12/17-9/20/17; Freddie Mac 1.00%-1.02%, 8/7/17-10/16/17; and U.S. Treasury Note 0.75%-1.875%, 9/30/17-10/31/17. Total collateral value is $628,342,365.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

Dodge & Cox Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s present value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2014:

Security Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks (b)	$57,849,824,938	$—	$—
Short-term Investments
Money Market Fund	58,831,397	—	—
Repurchase Agreement	—	616,016,000	—

Total	$57,908,656,335	$616,016,000	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2014, the cost of investments for federal income tax purposes was $40,040,164,113. Net unrealized appreciation aggregated $18,484,508,222, of which $19,311,271,108 represented appreciated securities and $826,762,886 represented depreciated securities.

3 / Dodge & Cox Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September, 2014. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
ADT Corp.	12,073,537	—	(254,200)	11,819,337	$7,140,882		$419,113,690
AOL, Inc.	5,997,054	1,550,000	(446,300)	7,100,754	—	(b)	319,178,892
Capital One Financial Corp.	28,876,111	100,000	(706,900)	28,269,211	25,528,390		2,307,333,002
Celanese Corp., Series A	9,419,271	—	(198,300)	9,220,971	6,311,583		539,611,223
Maxim Integrated Products, Inc.	10,277,500	5,051,040	(251,700)	15,076,840	10,478,046		455,923,642
NetApp, Inc.	14,635,500	5,313,000	(354,500)	19,594,000	7,940,486		841,758,240
Symantec Corp.	50,304,000	1,900,000	(1,083,000)	51,121,000	23,089,260		1,201,854,710
Synopsys, Inc.	13,596,636	579,733	(298,400)	13,877,969	—	(b)	550,885,979

					$80,488,647		$6,635,659,378

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Stock Fund / 4

GLOBAL STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2014

COMMON STOCKS: 93.8%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.2%
AUTOMOBILES & COMPONENTS: 4.1%
Bayerische Motoren Werke AG (Germany)	396,500	$42,570,906
Honda Motor Co., Ltd. (Japan)	1,752,100	60,771,528
Mahindra & Mahindra, Ltd. (India)	2,398,426	52,694,174
Nissan Motor Co., Ltd. (Japan)	5,829,300	56,876,137
Yamaha Motor Co., Ltd. (Japan)	1,233,000	24,145,157

		237,057,902
CONSUMER DURABLES & APPAREL: 1.4%
Coach, Inc. (United States)	1,000,800	35,638,488
Panasonic Corp. (Japan)	3,697,040	44,013,647

		79,652,135
CONSUMER SERVICES: 0.2%
New Oriental Education & Technology Group, Inc. ADR (Cayman Islands/China)	525,800	12,198,560
MEDIA: 9.4%
Comcast Corp., Class A (United States)	1,320,800	71,032,624
DISH Network Corp., Class A(a) (United States)	894,200	57,747,436
Grupo Televisa SAB ADR (Mexico)	1,212,700	41,086,276
Liberty Global PLC, Series C(a) (United Kingdom)	1,123,100	46,063,946
Naspers, Ltd. (South Africa)	931,700	102,472,044
Television Broadcasts, Ltd. (Hong Kong)	2,778,100	16,534,793
Time Warner Cable, Inc. (United States)	765,071	109,780,038
Time Warner, Inc. (United States)	1,275,066	95,897,714
Time, Inc.(a) (United States)	453,495	10,625,388

		551,240,259
RETAILING: 1.1%
Target Corp. (United States)	1,022,000	64,058,960

		944,207,816
CONSUMER STAPLES: 3.8%
FOOD & STAPLES RETAILING: 1.9%
Wal-Mart Stores, Inc. (United States)	1,487,500	113,749,125
FOOD, BEVERAGE & TOBACCO: 1.9%
Anadolu Efes Biracilik ve Malt Sanayii AS(a) (Turkey)	4,098,485	47,311,286
Unilever PLC (United Kingdom)	1,457,900	60,854,190

		108,165,476

		221,914,601
ENERGY: 5.8%
Apache Corp. (United States)	467,032	43,840,294
Baker Hughes, Inc. (United States)	561,387	36,523,838
National Oilwell Varco, Inc. (United States)	774,500	58,939,450
Saipem SPA(a) (Italy)	2,304,543	48,785,295
Schlumberger, Ltd. (Curacao/United States)	903,500	91,876,915
Weatherford International PLC(a) (Ireland)	2,819,975	58,655,480

		338,621,272
FINANCIALS: 21.4%
BANKS: 8.3%
Bank of America Corp. (United States)	4,308,100	73,453,105
Barclays PLC (United Kingdom)	10,823,400	39,872,429
HSBC Holdings PLC (United Kingdom)	4,654,862	47,374,178
ICICI Bank, Ltd. (India)	3,130,263	72,385,524
Kasikornbank PCL- Foreign (Thailand)	8,948,100	64,523,550
Siam Commercial Bank PCL- Foreign (Thailand)	4,537,100	25,407,930
Standard Chartered PLC (United Kingdom)	2,145,746	39,528,714
Wells Fargo & Co. (United States)	1,722,973	89,370,609
Yapi ve Kredi Bankasi AS (Turkey)	16,421,817	32,187,959

		484,103,998

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 8.0%
Bank of New York Mellon Corp. (United States)	2,149,700	$83,257,881
Capital One Financial Corp. (United States)	1,178,200	96,164,684
Charles Schwab Corp. (United States)	3,403,300	100,022,987
Credit Suisse Group AG (Switzerland)	3,308,604	91,209,957
Goldman Sachs Group, Inc. (United States)	309,200	56,759,844
Haci Omer Sabanci Holding AS (Turkey)	8,386,388	35,257,027

		462,672,380
INSURANCE: 2.8%
AEGON NV (Netherlands)	8,152,015	67,111,658
Aviva PLC (United Kingdom)	3,179,900	26,823,946
Dai-ichi Life Insurance Co., Ltd. (Japan)	1,957,000	29,076,153
Swiss Re AG (Switzerland)	508,000	40,455,155

		163,466,912
REAL ESTATE: 2.3%
BR Malls Participacoes SA (Brazil)	7,750,800	61,208,442
Hang Lung Group, Ltd. (Hong Kong)	10,259,300	50,574,008
Hang Lung Properties, Ltd. (Hong Kong)	7,768,300	22,020,795

		133,803,245

		1,244,046,535
HEALTH CARE: 14.7%
HEALTH CARE EQUIPMENT & SERVICES: 3.6%
Cigna Corp. (United States)	610,000	55,320,900
Express Scripts Holding Co.(a) (United States)	1,013,200	71,562,316
UnitedHealth Group, Inc. (United States)	941,600	81,213,000

		208,096,216
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.1%
Bayer AG (Germany)	535,720	75,029,400
GlaxoSmithKline PLC (United Kingdom)	2,451,500	56,109,931
GlaxoSmithKline PLC ADR (United Kingdom)	319,300	14,678,221
Merck & Co., Inc. (United States)	1,036,600	61,449,648
Novartis AG (Switzerland)	909,000	85,607,884
Novartis AG ADR (Switzerland)	609,700	57,391,061
Roche Holding AG (Switzerland)	527,400	156,164,237
Sanofi (France)	1,242,762	140,202,429

		646,632,811

		854,729,027
INDUSTRIALS: 5.5%
CAPITAL GOODS: 3.1%
Koninklijke Philips NV (Netherlands)	971,670	30,934,251
Mitsubishi Electric Corp. (Japan)	3,190,700	42,539,553
Nidec Corp. (Japan)	526,900	35,675,068
NOW, Inc.(a) (United States)	165,300	5,026,773
Schneider Electric SA (France)	764,278	58,442,530
Wienerberger AG (Austria)	425,205	5,477,598

		178,095,773
COMMERCIAL & PROFESSIONAL SERVICES: 1.4%
ADT Corp. (United States)	913,000	32,374,980
Tyco International, Ltd. (Switzerland)	1,138,300	50,734,031

		83,109,011
TRANSPORTATION: 1.0%
FedEx Corp. (United States)	353,100	57,007,995

		318,212,779

1 / Dodge & Cox Global Stock Fund

Portfolio of Investments (unaudited)	September 30, 2014

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 18.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.3%
Samsung Electronics Co., Ltd. (South Korea)	69,217	$77,487,823
SOFTWARE & SERVICES: 9.3%
AOL, Inc.(a) (United States)	814,169	36,596,897
Baidu, Inc. ADR(a) (Cayman Islands/China)	269,400	58,791,162
eBay, Inc.(a) (United States)	1,544,700	87,476,361
Google, Inc., Class A(a) (United States)	60,600	35,657,646
Google, Inc., Class C(a) (United States)	173,900	100,402,904
Microsoft Corp. (United States)	2,948,100	136,673,916
Nintendo Co., Ltd. (Japan)	276,200	30,061,487
Symantec Corp. (United States)	1,565,600	36,807,256
Synopsys, Inc.(a) (United States)	446,800	17,735,726

		540,203,355
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.8%
Corning, Inc. (United States)	2,679,800	51,827,332
EMC Corp. (United States)	1,644,400	48,115,144
Hewlett-Packard Co. (United States)	4,583,400	162,573,198
Kyocera Corp. (Japan)	758,700	35,393,547
NetApp, Inc. (United States)	1,206,400	51,826,944
Nokia Oyj (Finland)	4,283,525	36,429,607
TE Connectivity, Ltd. (Switzerland)	545,115	30,139,409
Telefonaktiebolaget LM Ericsson (Sweden)	3,153,747	39,807,436

		456,112,617

		1,073,803,795
MATERIALS: 3.1%
Akzo Nobel NV (Netherlands)	550,904	37,530,177
Celanese Corp., Series A (United States)	931,300	54,499,676
Lafarge SA (France)	730,171	52,420,639
Linde AG (Germany)	203,200	39,047,042

		183,497,534
TELECOMMUNICATION SERVICES: 4.9%
America Movil SAB de CV, Series L (Mexico)	48,502,800	61,140,866
China Mobile, Ltd. (Hong Kong/China)	5,325,600	62,444,460
Millicom International Cellular SA SDR (Luxembourg)	786,900	63,013,670
MTN Group, Ltd. (South Africa)	2,546,200	53,660,050
Telecom Italia SPA- RSP (Italy)	50,281,384	44,562,686

		284,821,732

TOTAL COMMON STOCKS (Cost $4,235,319,847)		5,463,855,091

PREFERRED STOCKS: 2.3%
ENERGY: 0.7%
Petroleo Brasileiro SA ADR (Brazil)	2,825,100	42,065,739
FINANCIALS: 0.8%
BANKS: 0.8%
Itau Unibanco Holding SA (Brazil)	3,476,330	48,102,664
INFORMATION TECHNOLOGY: 0.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Samsung Electronics Co., Ltd. (South Korea)	55,214	46,923,647

TOTAL PREFERRED STOCKS (Cost $136,666,669)		137,092,050

SHORT-TERM INVESTMENTS: 3.3%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$5,818,686	5,818,686
REPURCHASE AGREEMENT: 3.2%
Fixed Income Clearing Corporation(b) 0.00%, dated 9/30/14, due 10/1/14, maturity value $184,570,000	184,570,000	184,570,000
TREASURY BILL: 0.0%(c)
Sweden Treasury Bill (Sweden) 12/17/14	70,000	9,699

TOTAL SHORT-TERM INVESTMENTS (Cost $190,398,491)		190,398,385

TOTAL INVESTMENTS (Cost $4,562,385,007)	99.4%	5,791,345,526
OTHER ASSETS LESS LIABILITIES	0.6%	32,659,611

NET ASSETS	100.0%	$5,824,005,137

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by U.S. Treasury Note 0.75%, 10/31/17. Total collateral value is $188,262,095.
(c)	Rounds to 0.0%

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell EUR:
Citibank	11/5/14	23,442,125	17,500,000	$1,333,854
JPMorgan	11/12/14	23,484,668	17,500,000	1,375,214
UBS	11/12/14	26,163,930	19,500,000	1,527,682
Credit Suisse	11/19/14	36,216,885	27,250,000	1,787,465
Deutsche Bank	12/10/14	25,162,188	19,400,000	647,031
Barclays	12/17/14	24,591,700	19,000,000	580,723
HSBC	12/17/14	14,244,835	11,000,000	343,743

				$7,595,712

Dodge & Cox Global Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial investments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value per share (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis exists for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets.

The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s present value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

3 / Dodge & Cox Global Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2014:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities (b)
Common Stocks	$2,976,531,346	$2,487,323,745		$—
Preferred Stocks	90,168,403	46,923,647		—
Short-term Investments
Money Market Fund	5,818,686	—		—
Repurchase Agreement	—	184,570,000		—
Treasury Bill	—	9,699		—

Total	$3,072,518,435	$2,718,827,091		$—

Other Financial Instruments
Forward Currency Contracts	$—	$7,595,713	(c)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2014 and December 31, 2013, and there were no transfers to Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized appreciation on forward currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2014, the cost of investments for federal income tax purposes was $4,567,942,853. Net unrealized appreciation aggregated $1,223,402,673, of which $1,302,512,797 represented appreciated securities and $79,110,124 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Stock Fund / 4

INTERNATIONAL STOCK FUND
Portfolio of Investments (unaudited)	September 30, 2014

COMMON STOCKS: 95.6%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.3%
AUTOMOBILES & COMPONENTS: 5.3%
Bayerische Motoren Werke AG (Germany)	8,289,900	$890,059,407
Honda Motor Co., Ltd. (Japan)	15,202,000	527,280,847
Honda Motor Co., Ltd. ADR (Japan)	6,758,400	231,677,952
Mahindra & Mahindra, Ltd. (India)	13,923,429	305,902,118
NGK Spark Plug Co., Ltd.(b) (Japan)	14,631,400	431,380,341
Nissan Motor Co., Ltd. (Japan)	46,226,000	451,024,360
Yamaha Motor Co., Ltd.(b) (Japan)	29,874,200	585,009,930

		3,422,334,955
CONSUMER DURABLES & APPAREL: 1.6%
Panasonic Corp. (Japan)	84,832,034	1,009,934,212
CONSUMER SERVICES: 0.1%
New Oriental Education & Technology Group, Inc. ADR (Cayman Islands/China)	3,424,400	79,446,080
MEDIA: 6.3%
Grupo Televisa SAB ADR (Mexico)	19,560,592	662,712,857
Liberty Global PLC, Series A(a) (United Kingdom)	11,043,805	469,803,464
Liberty Global PLC, Series C(a) (United Kingdom)	14,377,247	589,682,786
Naspers, Ltd. (South Africa)	19,421,895	2,136,096,674
Television Broadcasts, Ltd.(b) (Hong Kong)	40,022,900	238,209,702

		4,096,505,483

		8,608,220,730
CONSUMER STAPLES: 3.2%
FOOD, BEVERAGE & TOBACCO: 3.2%
Anadolu Efes Biracilik ve Malt Sanayii AS(a) (Turkey)	28,262,444	326,250,453
Imperial Tobacco Group PLC (United Kingdom)	22,391,600	963,196,756
Unilever PLC (United Kingdom)	17,987,500	750,816,066

		2,040,263,275
ENERGY: 6.0%
Royal Dutch Shell PLC ADR (United Kingdom)	11,380,916	866,429,135
Saipem SPA(a),(b) (Italy)	27,827,000	589,074,893
Schlumberger, Ltd. (Curacao/United States)	13,012,217	1,323,212,347
Total SA (France)	6,524,600	421,671,610
Weatherford International PLC(a) (Ireland)	31,817,592	661,805,914

		3,862,193,899
FINANCIALS: 24.1%
BANKS: 15.3%
Banco Santander SA (Spain)	57,903,826	553,951,483
Barclays PLC (United Kingdom)	287,785,398	1,060,175,436
BNP Paribas SA (France)	12,931,258	855,123,963
HSBC Holdings PLC (United Kingdom)	125,454,921	1,276,799,121
ICICI Bank, Ltd. (India)	42,326,757	978,781,807
Kasikornbank PCL- Foreign(b) (Thailand)	123,826,527	892,896,501
Lloyds Banking Group PLC(a) (United Kingdom)	420,860,000	521,495,896
Mitsubishi UFJ Financial Group, Inc. (Japan)	104,578,700	591,971,184
Siam Commercial Bank PCL- Foreign (Thailand)	66,952,500	374,936,515
Standard Bank Group, Ltd. (South Africa)	28,198,309	325,563,864
Standard Chartered PLC (United Kingdom)	64,091,501	1,180,687,084
UniCredit SPA (Italy)	107,652,464	843,027,811
Yapi ve Kredi Bankasi AS(b) (Turkey)	234,711,168	460,051,004

		9,915,461,669

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 3.5%
Credit Suisse Group AG (Switzerland)	54,706,105	$1,508,110,822
Deutsche Boerse AG (Germany)	5,992,000	404,541,532
Haci Omer Sabanci Holding AS (Turkey)	75,195,354	316,127,108

		2,228,779,462
INSURANCE: 3.6%
AEGON NV (Netherlands)	93,261,571	767,778,103
Aviva PLC (United Kingdom)	37,340,901	314,987,994
Dai-ichi Life Insurance Co., Ltd. (Japan)	28,073,800	417,106,854
Swiss Re AG (Switzerland)	10,296,868	820,002,748

		2,319,875,699
REAL ESTATE: 1.7%
BR Malls Participacoes SA(b) (Brazil)	54,870,300	433,313,410
Hang Lung Group, Ltd.(b) (Hong Kong)	89,956,200	443,446,003
Hang Lung Properties, Ltd. (Hong Kong)	81,764,000	231,776,355

		1,108,535,768

		15,572,652,598
HEALTH CARE: 14.5%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 14.5%
Bayer AG (Germany)	9,914,750	1,388,594,315
GlaxoSmithKline PLC (United Kingdom)	28,895,000	661,348,748
GlaxoSmithKline PLC ADR (United Kingdom)	11,268,249	518,001,407
Novartis AG (Switzerland)	7,965,570	750,182,172
Novartis AG ADR (Switzerland)	16,305,000	1,534,789,650
Roche Holding AG (Switzerland)	7,659,400	2,267,964,265
Sanofi (France)	19,663,285	2,218,317,193

		9,339,197,750
INDUSTRIALS: 8.4%
CAPITAL GOODS: 6.8%
Koninklijke Philips NV (Netherlands)	41,453,780	1,319,729,576
Mitsubishi Electric Corp. (Japan)	73,525,800	980,272,252
Nidec Corp.(b) (Japan)	11,260,700	762,433,560
Schneider Electric SA (France)	13,571,046	1,037,745,766
Smiths Group PLC (United Kingdom)	10,980,361	224,912,290
Wienerberger AG(b) (Austria)	4,135,764	53,277,949

		4,378,371,393
COMMERCIAL & PROFESSIONAL SERVICES: 1.4%
ADT Corp. (United States)	7,476,860	265,129,455
Tyco International, Ltd. (Switzerland)	14,211,412	633,402,633

		898,532,088
TRANSPORTATION: 0.2%
DP World, Ltd. (United Arab Emirates)	8,256,304	171,318,308

		5,448,221,789
INFORMATION TECHNOLOGY: 15.2%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.8%
Infineon Technologies AG(b) (Germany)	66,414,456	687,345,169
Samsung Electronics Co., Ltd. (South Korea)	1,029,288	1,152,278,873

		1,839,624,042
SOFTWARE & SERVICES: 3.0%
Baidu, Inc. ADR(a) (Cayman Islands/China)	3,666,487	800,137,458
Fujitsu, Ltd.(b) (Japan)	87,584,200	539,589,866
Nintendo Co., Ltd. (Japan)	5,276,200	574,259,301

		1,913,986,625
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.4%
Brother Industries, Ltd.(b) (Japan)	18,185,100	336,799,856
Hewlett-Packard Co. (United States)	40,009,204	1,419,126,466
Kyocera Corp.(b) (Japan)	19,163,500	893,982,132
Nokia Oyj (Finland)	167,879,200	1,427,743,117

1 / Dodge & Cox International Stock Fund

Portfolio of Investments (unaudited)	September 30, 2014

COMMON STOCKS (continued)

	SHARES	VALUE
TE Connectivity, Ltd. (Switzerland)	12,620,462	$697,785,344
Telefonaktiebolaget LM Ericsson (Sweden)	105,025,200	1,325,656,077

		6,101,092,992

		9,854,703,659
MATERIALS: 4.1%
Akzo Nobel NV (Netherlands)	5,896,275	401,682,046
Lafarge SA(b) (France)	19,674,291	1,412,462,158
Lanxess AG (Germany)	3,499,280	193,468,231
Linde AG (Germany)	3,477,605	668,258,793

		2,675,871,228
TELECOMMUNICATION SERVICES: 6.8%
America Movil SAB de CV, Series L (Mexico)	835,662,100	1,053,405,261
Bharti Airtel, Ltd. (India)	40,577,904	266,998,668
China Mobile, Ltd. (Hong Kong/China)	63,278,900	741,966,493
Millicom International Cellular SA SDR(b) (Luxembourg)	9,838,392	787,842,407
MTN Group, Ltd. (South Africa)	49,559,500	1,044,444,749
Telecom Italia SPA(a) (Italy)	201,500,000	230,202,782
Telecom Italia SPA- RSP (Italy)	316,735,486	280,711,922

		4,405,572,282

TOTAL COMMON STOCKS (Cost $53,115,084,556)		61,806,897,210

PREFERRED STOCKS: 2.7%
ENERGY: 0.8%
Petroleo Brasileiro SA ADR (Brazil)	36,216,400	539,262,196
FINANCIALS: 1.4%
BANKS: 1.4%
Itau Unibanco Holding SA (Brazil)	63,626,350	880,410,366
INFORMATION TECHNOLOGY: 0.5%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.5%
Samsung Electronics Co., Ltd. (South Korea)	415,800	353,367,847

TOTAL PREFERRED STOCKS (Cost $1,894,278,118)		1,773,040,409

SHORT-TERM INVESTMENTS: 1.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	$64,801,647	64,801,647
REPURCHASE AGREEMENT: 1.2%
Fixed Income Clearing Corporation(c) 0.00%, dated 9/30/14, due 10/1/14, maturity value $793,838,000	793,838,000	793,838,000
TREASURY BILL: 0.1%
Sweden Treasury Bill (Sweden) 12/17/14	131,990,000	18,287,386

TOTAL SHORT-TERM INVESTMENTS (Cost $877,128,417)		876,927,033

TOTAL INVESTMENTS (Cost $55,886,491,091)	99.7%	64,456,864,652
OTHER ASSETS LESS LIABILITIES	0.3%	216,593,047

NET ASSETS	100.0%	$64,673,457,699

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Fannie Mae 1.02%, 10/17/17; and U.S. Treasury Note 0.75%, 10/31/17. Total collateral value is $809,716,590.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

ADR: American Depositary Receipt

SDR: Swedish Depository Receipt

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Receive U.S. Dollar	Deliver Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to sell EUR:
Citibank	11/5/14	535,820,000	400,000,000	$30,488,090
JPMorgan	11/12/14	670,990,500	500,000,000	39,291,824
UBS	11/12/14	670,870,000	500,000,000	39,171,324
Credit Suisse	11/19/14	664,530,000	500,000,000	32,797,532
Deutsche Bank	12/10/14	648,510,000	500,000,000	16,676,063
Barclays	12/17/14	647,150,000	500,000,000	15,282,194
HSBC	12/17/14	388,495,500	300,000,000	9,374,816

				$183,081,843

Dodge & Cox International Stock Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Security values are not discounted based on the size of the Fund’s position. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or under the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its net asset value per share (NAV) when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis exists for quantifying a resulting change in value. Because trading in securities on most foreign exchanges is normally completed before the close of the NYSE, the value of non-U.S. securities can change by the time the Fund calculates its NAV. To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value non-U.S. securities at fair value. These adjustment factors are based on statistical analyses of subsequent movements and changes in securities indices, specific security prices, and exchange rates in foreign markets.

The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s present value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

3 / Dodge & Cox International Stock Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2014:

Classification (a)	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities (b)
Common Stocks	$12,411,179,926	$49,395,717,284		$—
Preferred Stocks	1,419,672,562	353,367,847		—
Short-term Investments
Money Market Fund	64,801,647	—		—
Repurchase Agreement	—	793,838,000		—
Treasury Bill	—	18,287,386		—

Total	$13,895,654,135	$50,561,210,517		$—

Other Financial Instruments
Forward Currency Contracts	$—	$183,081,841	(c)	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. There were no Level 3 securities at September 30, 2014 and December 31, 2013, and there were no transfers to Level 3 during the period.

(b)	For a detailed break-out of common stocks and preferred stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents net unrealized appreciation on forward currency contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2014, the cost of investments for federal income tax purposes was $55,937,391,144. Net unrealized appreciation aggregated $8,519,473,507, of which $12,857,793,424 represented appreciated securities and $4,338,319,917 represented depreciated securities.

Dodge & Cox International Stock Fund / 4

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2014. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
BR Malls Participacoes SA (Brazil)	46,424,100	8,446,200	—	54,870,300	$7,754,542		$433,313,410
Brother Industries, Ltd. (Japan)	18,185,100	—	—	18,185,100	4,170,324		336,799,856
Fujitsu, Ltd. (Japan)	103,523,000	—	(15,938,800)	87,584,200	6,570,844		—	(c)
Hang Lung Group, Ltd. (Hong Kong)	68,625,500	21,330,700	—	89,956,200	8,137,789		443,446,003
Infineon Technologies AG (Germany)	63,788,456	2,626,000	—	66,414,456	10,476,101		687,345,169
Kasikornbank PCL-Foreign (Thailand)	95,826,527	28,000,000	—	123,826,527	11,025,949		892,896,501
Kyocera Corp. (Japan)	10,467,800	8,695,700	—	19,163,500	9,871,607		893,982,132
Lafarge SA (France)	19,314,291	560,000	(200,000)	19,674,291	22,683,332		1,412,462,158
Millicom International Cellular SA SDR (Luxembourg)	6,580,880	3,257,512	—	9,838,392	19,624,813		787,842,407
NGK Spark Plug Co., Ltd. (Japan)	16,720,000	—	(2,088,600)	14,631,400	4,200,090		431,380,341
Nidec Corp. (Japan)	7,290,500	7,290,500	(3,320,300)	11,260,700	6,316,307		—	(c)
Saipem SPA (Italy)	19,820,000	8,007,000	—	27,827,000	—	(b)	589,074,893
Television Broadcasts, Ltd. (Hong Kong)	37,596,400	2,426,500	—	40,022,900	13,423,800		238,209,702
Wienerberger AG (Austria)	13,185,029	—	(9,049,265)	4,135,764	577,742		—	(c)
Yamaha Motor Co., Ltd. (Japan)	28,851,100	1,023,100	—	29,874,200	5,189,609		585,009,930
Yapi ve Kredi Bankasi AS (Turkey)	168,737,068	65,974,100	—	234,711,168	8,361,838		460,051,004

					$138,384,687		$8,191,813,506

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at period end

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

5 / Dodge & Cox International Stock Fund

BALANCED FUND
Portfolio of Investments (unaudited)	September 30, 2014

COMMON STOCKS: 66.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 9.2%
CONSUMER DURABLES & APPAREL: 0.5%
Coach, Inc.	1,815,036	$64,633,432
Panasonic Corp. ADR(b) (Japan)	1,742,687	20,877,390

		85,510,822
MEDIA: 7.3%
Comcast Corp., Class A	6,054,774	325,625,746
DISH Network Corp., Class A(a)	1,145,032	73,946,167
News Corp., Class A(a)	728,050	11,903,617
Time Warner Cable, Inc.	1,635,883	234,732,852
Time Warner, Inc.	3,717,066	279,560,534
Time, Inc.(a)	864,633	20,258,351
Twenty-First Century Fox, Inc.	4,832,200	165,696,138

		1,111,723,405
RETAILING: 1.4%
CarMax, Inc.(a)	801,000	37,206,450
Liberty Interactive, Series A(a)	2,309,650	65,871,218
Target Corp.	1,821,000	114,140,280

		217,217,948

		1,414,452,175
CONSUMER STAPLES: 1.8%
FOOD & STAPLES RETAILING: 1.6%
Wal-Mart Stores, Inc.	3,201,900	244,849,293
FOOD, BEVERAGE & TOBACCO: 0.2%
Unilever PLC ADR(b) (United Kingdom)	602,400	25,240,560

		270,089,853
ENERGY: 5.7%
Apache Corp.	1,952,278	183,260,336
Baker Hughes, Inc.	1,747,579	113,697,490
Chevron Corp.	1,108,579	132,275,646
National Oilwell Varco, Inc.	1,480,000	112,628,000
Schlumberger, Ltd.(b) (Curacao/United States)	2,379,021	241,922,645
Weatherford International PLC(a),(b) (Ireland)	4,600,000	95,680,000

		879,464,117
FINANCIALS: 15.5%
BANKS: 6.2%
Bank of America Corp.	14,465,600	246,638,480
BB&T Corp.	1,589,584	59,148,420
HSBC Holdings PLC ADR(b) (United Kingdom)	970,561	49,382,144
JPMorgan Chase & Co.	2,329,900	140,353,176
SunTrust Banks, Inc.	1,384,490	52,652,155
Wells Fargo & Co.	7,698,506	399,321,506

		947,495,881
DIVERSIFIED FINANCIALS: 8.0%
Bank of New York Mellon Corp.	7,284,800	282,140,304
Capital One Financial Corp.	5,082,659	414,846,628
Charles Schwab Corp.	10,199,900	299,775,061
Goldman Sachs Group, Inc.	1,297,000	238,090,290

		1,234,852,283
INSURANCE: 1.3%
AEGON NV(b) (Netherlands)	12,311,165	101,197,776
MetLife, Inc.	1,750,000	94,010,000

		195,207,776

		2,377,555,940
HEALTH CARE: 12.4%
HEALTH CARE EQUIPMENT & SERVICES: 3.1%
Boston Scientific Corp.(a)	3,791,300	44,775,253
Cigna Corp.	1,066,216	96,695,129
Express Scripts Holding Co.(a)	1,940,000	137,022,200
Medtronic, Inc.	720,200	44,616,390
UnitedHealth Group, Inc.	1,720,762	148,415,722

		471,524,694

	SHARES	VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 9.3%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	3,084,500	$141,794,465
Merck & Co., Inc.	3,577,175	212,054,934
Novartis AG ADR(b) (Switzerland)	3,754,900	353,448,737
Pfizer, Inc.	5,248,417	155,195,691
Roche Holding AG ADR(b) (Switzerland)	7,550,000	279,274,500
Sanofi ADR(b) (France)	5,115,165	288,648,761

		1,430,417,088

		1,901,941,782
INDUSTRIALS: 4.4%
CAPITAL GOODS: 1.5%
General Electric Co.	7,056,700	180,792,654
Koninklijke Philips NV(b) (Netherlands)	1,258,599	39,910,174
NOW, Inc.(a)	370,000	11,251,700

		231,954,528
COMMERCIAL & PROFESSIONAL SERVICES: 1.2%
ADT Corp.	2,217,717	78,640,245
Tyco International, Ltd.(b) (Switzerland)	2,295,434	102,307,493

		180,947,738
TRANSPORTATION: 1.7%
FedEx Corp.	1,572,954	253,953,424

		666,855,690
INFORMATION TECHNOLOGY: 16.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.5%
Maxim Integrated Products, Inc.	2,593,791	78,436,240
SOFTWARE & SERVICES: 8.7%
Adobe Systems, Inc.(a)	726,097	50,238,651
AOL, Inc.(a)	1,319,074	59,292,376
Cadence Design Systems, Inc.(a)	1,570,700	27,031,747
eBay, Inc.(a)	3,827,031	216,724,766
Google, Inc., Class A(a)	138,000	81,200,580
Google, Inc., Class C(a)	263,000	151,845,680
Microsoft Corp.	8,944,900	414,685,564
Symantec Corp.	9,494,000	223,203,940
Synopsys, Inc.(a)	2,503,100	99,360,555

		1,323,583,859
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.9%
Corning, Inc.	6,505,000	125,806,700
EMC Corp.	4,650,000	136,059,000
Hewlett-Packard Co.	12,399,012	439,792,956
NetApp, Inc.	3,607,187	154,964,753
Nokia Corp. ADR(b) (Finland)	8,979,560	75,967,078
TE Connectivity, Ltd.(b) (Switzerland)	2,330,536	128,855,335

		1,061,445,822

		2,463,465,921
MATERIALS: 0.9%
Celanese Corp., Series A	1,555,960	91,054,779
Dow Chemical Co.	466,454	24,460,848
Vulcan Materials Co.	360,377	21,705,507

		137,221,134
TELECOMMUNICATION SERVICES: 0.3%
Sprint Corp.(a)	6,734,101	42,694,200

TOTAL COMMON STOCKS (Cost $6,588,977,127)		10,153,740,812

PREFERRED STOCKS: 2.0%
CONSUMER DISCRETIONARY: 0.4%
MEDIA: 0.4%
NBCUniversal Enterprise, Inc. 5.25%(d)	52,710	54,818,400
FINANCIALS: 1.6%
BANKS: 1.6%
JPMorgan Chase & Co. 6.10%	254,565	251,701,144

TOTAL PREFERRED STOCKS (Cost $307,283,267)		306,519,544

1 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES: 30.1%

	PAR VALUE	VALUE
U.S. TREASURY: 4.0%
U.S. Treasury Note
0.25%, 11/30/15	$129,295,000	$129,370,767
1.50%, 7/31/16	125,000,000	127,211,875
0.625%, 2/15/17	114,500,000	114,016,925
0.50%, 7/31/17	175,000,000	172,375,000
1.50%, 2/28/19	66,675,000	66,216,609

		609,191,176
GOVERNMENT-RELATED: 1.8%
FEDERAL AGENCY: 0.1%
Arkansas Dev. Finance Authority
9.75%, 11/15/14	22,222	22,350
Small Business Admin. - 504 Program
Series 1996-20L 1, 6.70%, 12/1/16	226,803	234,766
Series 1997-20F 1, 7.20%, 6/1/17	342,390	361,082
Series 1997-20I 1, 6.90%, 9/1/17	438,055	463,223
Series 1998-20D 1, 6.15%, 4/1/18	571,065	595,920
Series 1998-20I 1, 6.00%, 9/1/18	373,994	391,855
Series 1999-20F 1, 6.80%, 6/1/19	417,280	445,945
Series 2000-20D 1, 7.47%, 4/1/20	1,527,634	1,664,862
Series 2000-20E 1, 8.03%, 5/1/20	656,040	723,508
Series 2000-20G 1, 7.39%, 7/1/20	683,481	744,874
Series 2000-20I 1, 7.21%, 9/1/20	492,380	537,259
Series 2001-20E 1, 6.34%, 5/1/21	1,591,656	1,717,462
Series 2001-20G 1, 6.625%, 7/1/21	1,387,936	1,509,318
Series 2003-20J 1, 4.92%, 10/1/23	5,291,692	5,671,736
Series 2007-20F 1, 5.71%, 6/1/27	5,258,439	5,858,677

		20,942,837
FOREIGN AGENCY: 0.5%
Export-Import Bank of Korea(b) (South Korea)
4.00%, 1/11/17	4,350,000	4,584,295
Petroleo Brasileiro SA(b) (Brazil)
5.375%, 1/27/21	12,710,000	12,835,829
4.375%, 5/20/23	29,800,000	27,923,494
6.25%, 3/17/24	8,400,000	8,780,520
Petroleos Mexicanos(b) (Mexico)
6.625%, 6/15/35	3,075,000	3,568,538
6.375%, 1/23/45(d)	17,125,000	19,364,950

		77,057,626
LOCAL AUTHORITY: 1.1%
New Jersey Turnpike Authority RB
7.414%, 1/1/40	3,350,000	4,797,836
7.102%, 1/1/41	12,436,000	17,247,613
State of California GO
7.50%, 4/1/34	13,470,000	19,217,380
7.55%, 4/1/39	19,025,000	27,742,255
7.30%, 10/1/39	13,730,000	19,189,734
7.625%, 3/1/40	8,790,000	12,817,051
State of Illinois GO
4.961%, 3/1/16	3,215,000	3,378,161
5.365%, 3/1/17	37,215,000	40,082,788
5.665%, 3/1/18	26,160,000	28,768,414

		173,241,232
SOVEREIGN: 0.1%
Spain Government International(b) (Spain)
4.00%, 3/6/18(d)	11,850,000	12,632,218

		283,873,913
MORTGAGE-RELATED: 10.1%
FEDERAL AGENCY CMO & REMIC: 2.6%
Dept. of Veterans Affairs
Series 1995-1 1, 7.226%, 2/15/25	499,253	562,027
Series 1995-2C 3A, 8.793%, 6/15/25	219,323	261,356
Series 2002-1 2J, 6.50%, 8/15/31	12,890,631	14,739,869
Fannie Mae
Trust 2002-33 A1, 7.00%, 6/25/32	2,389,058	2,725,540

	PAR VALUE	VALUE
Trust 2005-W4 1A2, 6.50%, 8/25/35	$8,377,306	$9,443,167
Trust 2009-66 ET, 6.00%, 5/25/39	8,393,190	9,282,952
Trust 2009-30 AG, 6.50%, 5/25/39	4,602,216	4,987,840
Trust 2001-T7 A1, 7.50%, 2/25/41	2,034,697	2,336,447
Trust 2001-T5 A3, 7.50%, 6/19/41	766,428	874,924
Trust 2001-T8 A1, 7.50%, 7/25/41	1,970,463	2,220,401
Trust 2001-T4 A1, 7.50%, 7/25/41	1,972,889	2,338,670
Trust 2001-W3 A, 6.944%, 9/25/41	1,513,294	1,726,107
Trust 2001-T10 A2, 7.50%, 12/25/41	1,737,300	1,998,053
Trust 2013-106 MA, 4.00%, 2/25/42	14,148,941	14,853,035
Trust 2002-W6 2A1, 6.45%, 6/25/42	2,037,813	2,320,582
Trust 2002-W8 A2, 7.00%, 6/25/42	2,484,774	2,863,161
Trust 2003-W2 1A1, 6.50%, 7/25/42	4,025,011	4,582,547
Trust 2003-W2 1A2, 7.00%, 7/25/42	1,565,052	1,809,236
Trust 2003-W4 4A, 7.04%, 10/25/42	2,342,296	2,677,479
Trust 2012-121 NB, 7.00%, 11/25/42	4,264,183	4,719,990
Trust 2012-134 FK, 0.505%, 12/25/42	17,321,966	17,202,929
Trust 2013-15 FA, 0.505%, 3/25/43	24,421,137	24,431,320
Trust 2013-98 FA, 0.705%, 9/25/43	11,815,302	11,939,894
Trust 2013-92 FA, 0.705%, 9/25/43	50,858,735	51,407,603
Trust 2004-T1 1A2, 6.50%, 1/25/44	2,646,268	3,000,164
Trust 2004-W2 5A, 7.50%, 3/25/44	5,737,854	6,578,174
Trust 2004-W8 3A, 7.50%, 6/25/44	925,232	1,076,763
Trust 2009-11 MP, 7.00%, 3/25/49	11,035,397	12,564,671
Freddie Mac
Series 1078 GZ, 6.50%, 5/15/21	226,749	238,128
Series 16 PK, 7.00%, 8/25/23	3,205,126	3,581,950
Series T-48 1A4, 5.538%, 7/25/33	36,167,880	39,779,749
Series 4240 FA, 0.654%, 8/15/43	11,332,158	11,481,697
Series 314 F2, 0.764%, 9/15/43	24,608,235	24,966,016
Series T-51 1A, 6.50%, 9/25/43	240,057	273,023
Series T-59 1A1, 6.50%, 10/25/43	13,102,153	14,899,310
Series 4281 BC, 6.273%, 12/15/43	76,760,905	85,703,243

		396,448,017
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.5%
Fannie Mae, 15 Year
4.00%, 2/1/27	48,003,760	51,241,778
4.50%, 1/1/25 - 1/1/27	26,864,376	28,995,259
6.00%, 7/1/16 - 3/1/22	6,853,093	7,184,135
6.50%, 12/1/14 - 11/1/18	7,371,952	7,696,727
7.00%, 11/1/18	546,101	569,453
7.50%, 9/1/15 - 8/1/17	1,719,732	1,765,392
Fannie Mae, 20 Year
4.00%, 11/1/30 - 11/1/31	145,608,095	155,695,741
4.50%, 1/1/31 - 5/1/32	85,467,186	93,023,909
6.50%, 1/1/22 - 10/1/26	3,520,836	3,986,900
Fannie Mae, 30 Year
4.50%, 1/1/39 - 9/1/41	36,105,381	39,299,806
5.50%, 7/1/33 - 8/1/37	26,014,492	29,173,220
6.00%, 9/1/36 - 3/1/40	42,561,713	48,235,383
6.50%, 12/1/28 - 8/1/39	51,710,575	58,626,799
7.00%, 4/1/37 - 8/1/37	12,804,937	14,292,671
Fannie Mae, Hybrid ARM
1.915%, 1/1/35	4,540,668	4,781,681
1.996%, 12/1/34	2,759,597	2,903,093
2.133%, 9/1/34	2,483,624	2,651,635
2.139%, 8/1/35	2,453,175	2,607,585
2.232%, 1/1/35	1,884,577	2,024,376
2.445%, 8/1/38	5,661,051	6,069,598
2.604%, 11/1/43	13,459,481	13,901,441
2.721%, 4/1/44	27,309,415	28,148,038
3.324%, 6/1/41	25,449,629	26,668,048
3.593%, 12/1/40	7,940,153	8,317,837
3.707%, 11/1/40	3,419,850	3,585,548
4.174%, 7/1/39	5,052,014	5,338,555
5.595%, 5/1/37	2,817,235	2,909,810
6.35%, 9/1/36	422,981	437,343
Fannie Mae, Multifamily DUS
Pool 735387, 4.877%, 4/1/15	3,810,477	3,843,760
Pool 462086, 5.355%, 11/1/15	16,618,377	17,175,396

Dodge & Cox Balanced Fund / 2

Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac, Hybrid ARM
2.095%, 4/1/37	$3,197,128	$3,387,618
2.461%, 5/1/34	3,473,247	3,717,032
2.632%, 8/1/42	19,144,779	19,666,734
2.691%, 2/1/38	8,128,602	8,781,540
2.794%, 10/1/38	3,477,057	3,689,861
2.943%, 5/1/44	4,322,145	4,461,259
2.999%, 5/1/44	33,116,131	34,251,296
3.067%, 6/1/44	8,654,683	8,964,105
3.238%, 6/1/44	13,807,804	14,365,875
3.61%, 10/1/41	2,764,787	2,887,966
5.069%, 9/1/37	1,715,796	1,830,984
5.318%, 10/1/35	4,931,063	5,192,407
5.847%, 7/1/38	767,279	821,400
6.116%, 1/1/38	1,018,693	1,089,092
Freddie Mac Gold, 15 Year
4.00%, 3/1/25 - 11/1/26	68,275,647	72,892,535
4.50%, 9/1/24 - 9/1/26	19,738,694	21,332,142
6.00%, 2/1/18	912,585	956,938
6.50%, 5/1/16 - 9/1/18	3,472,914	3,609,926
Freddie Mac Gold, 20 Year
4.50%, 4/1/31 - 6/1/31	17,929,362	19,507,353
5.00%, 11/1/25	16,621,010	18,513,593
6.50%, 10/1/26	6,872,236	7,798,236
Freddie Mac Gold, 30 Year
4.50%, 9/1/41 - 1/1/44	86,543,635	93,523,042
5.50%, 11/1/37 - 3/1/41	68,392,451	76,209,294
6.00%, 9/1/37 - 3/1/40	25,297,882	28,567,933
6.50%, 12/1/32 - 4/1/33	10,370,290	12,023,638
7.00%, 11/1/37 - 9/1/38	10,840,156	12,103,085
7.47%, 3/17/23	133,391	141,734
7.75%, 7/25/21	448,942	498,433
Ginnie Mae, 30 Year
7.50%, 11/15/24 - 10/15/25	1,211,609	1,400,582
7.97%, 4/15/20 - 1/15/21	643,384	697,692

		1,154,034,242

		1,550,482,259
ASSET-BACKED: 1.4%
CREDIT CARD: 0.8%
American Express Master Trust
Series 2014-3 A, 1.49%, 4/15/20	16,025,000	16,023,268
Chase Issuance Trust
Series 2012-A8 A8, 0.54%, 10/16/17	54,983,000	54,979,426
Series 2012-A5 A5, 0.59%, 8/15/17	21,240,000	21,262,238
Series 2013-A8 A8, 1.01%, 10/15/18	14,000,000	13,982,262
Series 2013-A5 A, 0.47%, 5/15/17	12,175,000	12,179,505
Series 2014-A1 A1, 1.15%, 1/15/19	8,450,000	8,442,513

		126,869,212
OTHER: 0.3%
Rio Oil Finance Trust(b) (Brazil)
Series 2014-1, 6.25%, 7/6/24(d)	43,500,000	44,880,690
STUDENT LOAN: 0.3%
SLM Student Loan Trust Securities (Private Loans)
Series 2012-E A2A, 2.09%, 6/15/45(d)	13,775,000	13,710,271
Series 2012-C A2, 3.31%, 10/15/46(d)	10,100,000	10,500,910
Series 2012-B A2, 3.48%, 10/15/30(d)	9,725,000	10,130,221
Series 2014-A A2A, 2.59%, 1/15/26(d)	5,250,000	5,259,114

		39,600,516

		211,350,418
CORPORATE: 12.8%
FINANCIALS: 4.6%
Bank of America Corp.
5.30%, 3/15/17	29,000,000	31,420,949
7.625%, 6/1/19	6,865,000	8,294,959
5.625%, 7/1/20	5,030,000	5,686,868
4.20%, 8/26/24	6,475,000	6,410,580
6.625%, 5/23/36(c)	37,275,000	43,611,750

	PAR VALUE	VALUE
Barclays PLC(b) (United Kingdom)
4.375%, 9/11/24	$23,275,000	$22,367,694
Boston Properties, Inc.
5.625%, 4/15/15	5,900,000	6,055,790
5.875%, 10/15/19	7,960,000	9,172,101
5.625%, 11/15/20	3,850,000	4,398,225
3.85%, 2/1/23	7,800,000	7,971,756
3.125%, 9/1/23	17,550,000	16,874,606
3.80%, 2/1/24	11,175,000	11,214,001
Capital One Financial Corp.
4.75%, 7/15/21	759,000	825,164
3.50%, 6/15/23	49,579,000	49,121,287
Cigna Corp.
5.125%, 6/15/20	1,820,000	2,034,720
7.65%, 3/1/23	9,705,000	12,053,212
7.875%, 5/15/27	21,888,000	28,679,846
8.30%, 1/15/33	8,845,000	11,396,694
Citigroup, Inc.
6.125%, 11/21/17	22,890,000	25,824,338
7.875%, 10/30/40(c)	43,080,925	46,320,611
Equity Residential
4.625%, 12/15/21	14,054,000	15,334,966
3.00%, 4/15/23	14,775,000	14,250,739
General Electric Co.
5.50%, 1/8/20	25,095,000	28,764,918
4.375%, 9/16/20	8,475,000	9,267,192
4.625%, 1/7/21	5,750,000	6,338,466
4.65%, 10/17/21	9,825,000	10,824,291
Health Net, Inc.
6.375%, 6/1/17	13,275,000	14,303,812
HSBC Holdings PLC(b) (United Kingdom)
5.10%, 4/5/21	3,625,000	4,080,039
6.50%, 5/2/36	30,190,000	36,880,829
6.50%, 9/15/37	15,315,000	18,840,850
JPMorgan Chase & Co.
8.75%, 9/1/30(c)	23,042,000	32,180,319
Navient Corp.
3.875%, 9/10/15	7,625,000	7,696,484
6.00%, 1/25/17	14,285,000	14,945,681
4.625%, 9/25/17	9,550,000	9,657,437
8.45%, 6/15/18	11,855,000	13,336,875
Royal Bank of Scotland Group PLC(b) (United Kingdom)
6.125%, 12/15/22	48,416,000	51,257,293
6.00%, 12/19/23	5,750,000	6,029,496
Unum Group
7.19%, 2/1/28	8,305,000	9,965,003
7.25%, 3/15/28	2,030,000	2,524,543
6.75%, 12/15/28	11,368,000	13,572,812
WellPoint, Inc.
4.35%, 8/15/20	29,305,000	31,636,740

		701,423,936
INDUSTRIALS: 7.8%
AT&T, Inc.
6.55%, 2/15/39	7,675,000	9,625,003
5.35%, 9/1/40	26,250,000	27,835,395
Boston Scientific Corp.
6.25%, 11/15/15	1,055,000	1,116,629
6.40%, 6/15/16	24,811,000	26,974,470
Burlington Northern Santa Fe LLC
8.251%, 1/15/21	763,430	896,627
4.967%, 4/1/23	7,327,879	7,978,536
3.85%, 9/1/23	6,650,000	6,870,820
5.72%, 1/15/24	9,705,500	11,068,041
5.342%, 4/1/24	10,305,402	11,319,041
5.629%, 4/1/24	15,858,468	17,905,519
Canadian Pacific Railway, Ltd.(b) (Canada)
5.75%, 1/15/42	4,850,000	5,951,125
Cemex SAB de CV(b) (Mexico)

3 / Dodge & Cox Balanced Fund

Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
6.50%, 12/10/19(d)	$22,500,000	$23,231,250
6.00%, 4/1/24(d)	10,575,000	10,545,390
Comcast Corp.
6.30%, 11/15/17	5,865,000	6,698,499
5.875%, 2/15/18	4,475,000	5,075,384
Cox Enterprises, Inc.
5.50%, 10/1/15	4,705,000	4,919,929
5.875%, 12/1/16(d)	24,570,000	26,899,777
3.25%, 12/15/22(d)	15,740,000	15,292,181
2.95%, 6/30/23(d)	37,166,000	34,796,147
CSX Corp.
9.75%, 6/15/20	5,231,000	6,970,130
Dillard’s, Inc.
7.13%, 8/1/18	3,606,000	4,047,735
7.875%, 1/1/23	8,660,000	9,829,100
7.75%, 7/15/26	50,000	55,250
7.75%, 5/15/27	540,000	588,600
7.00%, 12/1/28	15,135,000	15,664,725
Dow Chemical Co.
8.55%, 5/15/19	21,553,000	27,093,824
7.375%, 11/1/29	17,000,000	22,409,400
9.40%, 5/15/39	9,677,000	15,369,853
5.25%, 11/15/41	3,845,000	3,988,761
Eaton Corp. PLC(b) (Ireland)
1.50%, 11/2/17	2,885,000	2,872,808
2.75%, 11/2/22	7,500,000	7,253,873
FedEx Corp.
8.00%, 1/15/19	6,965,000	8,585,254
6.72%, 7/15/23	11,169,454	12,956,567
Ford Motor Credit Co. LLC
5.625%, 9/15/15	19,250,000	20,126,087
8.125%, 1/15/20	8,320,000	10,396,314
5.75%, 2/1/21	17,700,000	20,109,554
5.875%, 8/2/21	11,350,000	13,053,192
4.25%, 9/20/22	9,593,000	10,103,396
4.375%, 8/6/23	3,775,000	3,957,034
HCA Holdings, Inc.
6.375%, 1/15/15	10,375,000	10,465,781
6.50%, 2/15/16	43,180,000	45,069,125
Hewlett-Packard Co.
3.30%, 12/9/16	14,955,000	15,602,656
Lafarge SA(b) (France)
6.20%, 7/9/15(d)	4,600,000	4,755,020
6.50%, 7/15/16	35,915,000	38,518,837
Liberty Interactive Corp.
8.50%, 7/15/29	9,462,000	10,550,130
8.25%, 2/1/30	7,291,000	7,992,759
Macy’s, Inc.
6.90%, 4/1/29	4,282,000	5,412,748
6.90%, 1/15/32	49,699,000	63,516,167
6.70%, 7/15/34	1,390,000	1,762,695
Naspers, Ltd.(b) (South Africa)
6.00%, 7/18/20(d)	21,900,000	23,761,500
Norfolk Southern Corp.
9.75%, 6/15/20	7,224,000	9,754,242
Reed Elsevier PLC(b) (United Kingdom)
8.625%, 1/15/19	4,901,000	6,109,930
3.125%, 10/15/22	22,133,000	21,625,512
Sprint Corp.
6.00%, 12/1/16	15,150,000	15,935,906
Telecom Italia SPA(b) (Italy)
6.999%, 6/4/18	17,100,000	19,237,500
7.175%, 6/18/19	27,527,000	31,105,510
7.20%, 7/18/36	11,596,000	12,407,720
7.721%, 6/4/38	7,062,000	7,944,750
Time Warner Cable, Inc.
8.75%, 2/14/19	25,265,000	31,809,747
8.25%, 4/1/19	33,815,000	42,011,147

	PAR VALUE	VALUE
Time Warner, Inc.
7.625%, 4/15/31	$36,348,000	$49,061,476
7.70%, 5/1/32	14,374,000	19,696,045
Twenty-First Century Fox, Inc.
6.40%, 12/15/35	5,355,000	6,639,134
6.15%, 3/1/37	15,000,000	17,843,535
6.65%, 11/15/37	1,638,000	2,053,202
Union Pacific Corp.
5.866%, 7/2/30	27,509,089	31,429,209
6.176%, 1/2/31	9,781,123	11,426,763
Verizon Communications, Inc.
5.15%, 9/15/23	10,250,000	11,337,074
4.15%, 3/15/24	12,750,000	13,158,433
6.55%, 9/15/43	38,476,000	48,071,607
Vulcan Materials Co.
6.50%, 12/1/16	704,000	760,320
7.50%, 6/15/21	20,340,000	23,797,800
Xerox Corp.
6.35%, 5/15/18	28,585,000	32,667,367
5.625%, 12/15/19	13,665,000	15,445,795
4.50%, 5/15/21	19,161,000	20,494,586

		1,199,662,948
UTILITIES: 0.4%
Dominion Resources, Inc.
5.75%, 10/1/54	21,175,000	21,417,051
Enel SPA(b) (Italy)
6.80%, 9/15/37(d)	18,700,000	22,900,114
6.00%, 10/7/39(d)	3,500,000	3,985,982
8.75%, 9/24/73(d)	8,100,000	9,386,280

		57,689,427

		1,958,776,311

TOTAL DEBT SECURITIES (Cost $4,357,013,451)		4,613,674,077

SHORT-TERM INVESTMENTS: 1.3%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	15,323,348	15,323,348
REPURCHASE AGREEMENT: 1.2%
Fixed Income Clearing Corporation(e) 0.00%, dated 9/30/14, due 10/1/14, maturity value $175,928,000	175,928,000	175,928,000

TOTAL SHORT-TERM INVESTMENTS (Cost $191,251,348)		191,251,348

TOTAL INVESTMENTS (Cost $11,444,525,193)	99.7%	15,265,185,781
OTHER ASSETS LESS LIABILITIES	0.3%	48,768,588

NET ASSETS	100.0%	$15,313,954,369

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, all such securities in total represented $346,850,415 or 2.3% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Repurchase agreement is collateralized by U.S. Treasury Note 0.625%-3.625%, 10/31/17-8/15/19. Total collateral value is $179,448,304.

In determining a company’s country designation, the Fund generally references the country of incorporation. In cases where the Fund considers the country of incorporation to be a “jurisdiction of convenience” chosen primarily for tax purposes, the Fund uses the country designation of an appropriate broad-based market index. In that circumstance, two countries are listed - the country of incorporation and the country designated by an appropriate index, respectively.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

Dodge & Cox Balanced Fund / 4

Portfolio of Investments (unaudited)	September 30, 2014

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

GO: General Obligation

RB: Revenue Bond

REMIC: Real Estate Mortgage Investment Conduit

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	1,118	Dec 2014	$(139,348,219)	$830,331
Long-Term U.S. Treasury Bond – Short Position	767	Dec 2014	(116,967,500)	1,351,846

				$2,182,177

5 / Dodge & Cox Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Portfolio securities and other financial instruments for which market quotes are readily available are valued at market value. Listed securities are generally valued using the official quoted close price or the last sale on the exchange that is determined to be the primary market for the security. Debt securities (including certain preferred stocks) are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s present value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2014:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks (b)	$10,153,740,812		$—	$—
Preferred Stocks	—		306,519,544	—
Debt Securities
U.S. Treasury	609,191,176		—	—
Government-Related	—		283,873,913	—
Mortgage-Related	—		1,550,482,259	—
Asset-Backed	—		211,350,418	—
Corporate	—		1,958,776,311	—
Short-term Investments
Money Market Fund	15,323,348		—	—
Repurchase Agreement	—		175,928,000	—

Total Securities	$10,778,255,336		$4,486,930,445	$—

Other Financial Instruments
Treasury Futures Contracts	$2,182,177	(c)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(c)	Represents unrealized appreciation on Treasury futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2014, the cost of investments for federal income tax purposes was $11,444,525,196. Net unrealized appreciation aggregated $3,820,660,585, of which $3,940,753,026 represented appreciated securities and $120,092,441 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

6 / Dodge & Cox Balanced Fund

INCOME FUND
Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES: 98.6%

	PAR VALUE	VALUE
U.S. TREASURY: 17.5%
U.S. Treasury Note
0.25%, 10/31/14	$130,000,000	$130,020,280
0.25%, 1/15/15	150,150,000	150,237,988
0.25%, 11/30/15	150,000,000	150,087,900
1.50%, 7/31/16	350,000,000	356,193,250
0.625%, 2/15/17	450,000,000	448,101,450
0.75%, 3/15/17	525,000,000	524,015,625
0.875%, 5/15/17	750,000,000	749,062,500
0.50%, 7/31/17	621,000,000	611,685,000
0.625%, 9/30/17	600,000,000	591,234,600
1.50%, 8/31/18	500,000,000	499,844,000
1.50%, 2/28/19	496,995,000	493,578,159
1.625%, 7/31/19	600,000,000	596,437,200

		5,300,497,952
GOVERNMENT-RELATED: 6.9%
FEDERAL AGENCY: 0.5%
Arkansas Dev. Finance Authority
9.75%, 11/15/14	2,766	2,782
Small Business Admin. - 504 Program
Series 1994-20K 1, 8.65%, 11/1/14	13,129	13,221
Series 1994-20L 1, 8.40%, 12/1/14	11,762	11,915
Series 1995-20A 1, 8.50%, 1/1/15	6,673	6,793
Series 1995-20C 1, 8.10%, 3/1/15	11,572	11,859
Series 1997-20E 1, 7.30%, 5/1/17	93,078	97,189
Series 1997-20H 1, 6.80%, 8/1/17	14,680	15,313
Series 1997-20J 1, 6.55%, 10/1/17	247,535	260,373
Series 1997-20L 1, 6.55%, 12/1/17	10,024	10,461
Series 1998-20B 1, 6.15%, 2/1/18	22,961	23,954
Series 1998-20C 1, 6.35%, 3/1/18	687,227	718,992
Series 1998-20H 1, 6.15%, 8/1/18	370,739	388,458
Series 1998-20L 1, 5.80%, 12/1/18	236,075	247,822
Series 1999-20C 1, 6.30%, 3/1/19	191,916	204,179
Series 1999-20E 1, 6.30%, 5/1/19	6,591	7,047
Series 1999-20G 1, 7.00%, 7/1/19	345,431	369,821
Series 1999-20I 1, 7.30%, 9/1/19	164,143	177,350
Series 2000-20C 1, 7.625%, 3/1/20	10,747	11,721
Series 2000-20G 1, 7.39%, 7/1/20	7,251	7,902
Series 2001-20G 1, 6.625%, 7/1/21	1,673,623	1,819,991
Series 2001-20L 1, 5.78%, 12/1/21	5,280,661	5,700,087
Series 2002-20A 1, 6.14%, 1/1/22	31,763	34,337
Series 2002-20L 1, 5.10%, 12/1/22	1,438,627	1,551,856
Series 2003-20G 1, 4.35%, 7/1/23	80,435	84,552
Series 2004-20L 1, 4.87%, 12/1/24	2,386,577	2,543,398
Series 2005-20B 1, 4.625%, 2/1/25	3,302,681	3,486,867
Series 2005-20D 1, 5.11%, 4/1/25	172,478	186,476
Series 2005-20E 1, 4.84%, 5/1/25	6,192,718	6,624,369
Series 2005-20G 1, 4.75%, 7/1/25	5,522,446	5,856,770
Series 2005-20H 1, 5.11%, 8/1/25	76,231	82,371
Series 2005-20I 1, 4.76%, 9/1/25	6,613,336	7,016,318
Series 2006-20A 1, 5.21%, 1/1/26	6,617,034	7,108,036
Series 2006-20B 1, 5.35%, 2/1/26	2,110,910	2,270,105
Series 2006-20C 1, 5.57%, 3/1/26	9,247,616	10,082,887
Series 2006-20G 1, 6.07%, 7/1/26	18,175,471	20,254,411
Series 2006-20H 1, 5.70%, 8/1/26	146,842	162,138
Series 2006-20I 1, 5.54%, 9/1/26	302,294	329,510
Series 2006-20J 1, 5.37%, 10/1/26	6,476,404	6,987,842
Series 2006-20L 1, 5.12%, 12/1/26	5,057,620	5,485,376
Series 2007-20A 1, 5.32%, 1/1/27	10,997,531	12,184,856
Series 2007-20C 1, 5.23%, 3/1/27	16,762,515	18,142,064
Series 2007-20D 1, 5.32%, 4/1/27	18,343,441	20,324,173
Series 2007-20G 1, 5.82%, 7/1/27	10,961,541	12,231,420

		153,137,362
FOREIGN AGENCY: 1.6%
Export-Import Bank of Korea(c) (South Korea)
4.00%, 1/11/17	19,780,000	20,845,370
Petroleo Brasileiro SA(c) (Brazil)
5.75%, 1/20/20	43,955,000	46,000,094

	PAR VALUE	VALUE
5.375%, 1/27/21	$187,220,000	$189,073,478
4.375%, 5/20/23	38,625,000	36,192,784
6.25%, 3/17/24	43,530,000	45,501,909
Petroleos Mexicanos(c) (Mexico)
6.625%, 6/15/35	51,200,000	59,417,600
6.375%, 1/23/45(b)	67,230,000	76,023,684

		473,054,919
LOCAL AUTHORITY: 4.5%
L.A. Unified School District GO
6.758%, 7/1/34	107,390,000	143,778,028
New Jersey Turnpike Authority RB
7.414%, 1/1/40	31,485,000	45,092,502
7.102%, 1/1/41	98,983,000	137,280,512
New Valley Generation
4.929%, 1/15/21	383,260	427,200
State of California GO
7.50%, 4/1/34	118,550,000	169,132,914
7.55%, 4/1/39	180,880,000	263,759,216
7.30%, 10/1/39	37,280,000	52,104,392
7.625%, 3/1/40	64,840,000	94,545,798
7.60%, 11/1/40	21,515,000	31,814,015
State of Illinois GO
4.961%, 3/1/16	54,290,000	57,045,217
5.365%, 3/1/17	186,245,000	200,597,040
5.665%, 3/1/18	165,670,000	182,188,956

		1,377,765,790
SOVEREIGN: 0.3%
Spain Government International(c) (Spain)
4.00%, 3/6/18(b)	74,765,000	79,700,238

		2,083,658,309
MORTGAGE-RELATED: 32.6%
FEDERAL AGENCY CMO & REMIC: 6.4%
Dept. of Veterans Affairs
Series 1995-2D 4A, 9.293%, 5/15/25	169,170	204,425
Series 1997-2 Z, 7.50%, 6/15/27	11,715,002	13,309,308
Series 1998-2 2A, 8.736%, 8/15/27	44,775	53,140
Series 1998-1 1A, 8.223%, 3/15/28	281,231	329,367
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	557,091	621,619
Trust 1998-58 PC, 6.50%, 10/25/28	2,893,507	3,230,034
Trust 2001-69 PQ, 6.00%, 12/25/31	3,517,229	3,883,658
Trust 2002-33 A1, 7.00%, 6/25/32	2,860,920	3,263,861
Trust 2002-69 Z, 5.50%, 10/25/32	480,602	533,466
Trust 2008-24 GD, 6.50%, 3/25/37	3,742,235	4,141,667
Trust 2009-30 AG, 6.50%, 5/25/39	19,605,118	21,247,850
Trust 2009-53 QM, 5.50%, 5/25/39	5,492,214	5,911,654
Trust 2009-40 TB, 6.00%, 6/25/39	9,668,111	10,568,705
Trust 2001-T3 A1, 7.50%, 11/25/40	155,215	180,485
Trust 2010-123 WT, 7.00%, 11/25/40	72,024,954	81,384,524
Trust 2001-T7 A1, 7.50%, 2/25/41	104,642	120,160
Trust 2001-T5 A2, 6.99%, 6/19/41	61,560	69,801
Trust 2001-T5 A3, 7.50%, 6/19/41	292,905	334,368
Trust 2001-T4 A1, 7.50%, 7/25/41	2,766,687	3,279,642
Trust 2011-58 AT, 4.00%, 7/25/41	16,461,886	17,162,636
Trust 2001-T10 A1, 7.00%, 12/25/41	3,115,555	3,607,411
Trust 2013-106 MA, 4.00%, 2/25/42	31,777,358	33,358,694
Trust 2002-T12 A3, 7.50%, 5/25/42	59,499	69,375
Trust 2002-90 A1, 6.50%, 6/25/42	6,292,236	7,187,967
Trust 2002-W6 2A1, 6.45%, 6/25/42	3,733,029	4,251,028
Trust 2002-W8 A2, 7.00%, 6/25/42	2,048,113	2,360,003
Trust 2002-T16 A3, 7.50%, 7/25/42	4,566,807	5,180,997
Trust 2003-W2 1A2, 7.00%, 7/25/42	9,810,425	11,341,077
Trust 2003-W4 3A, 6.601%, 10/25/42	3,357,848	3,798,139
Trust 2012-121 NB, 7.00%, 11/25/42	2,274,468	2,517,591
Trust 2003-7 A1, 6.50%, 12/25/42	5,115,184	5,732,126
Trust 2003-W1 2A, 6.584%, 12/25/42	3,674,759	4,291,009
Trust 2012-133 HF, 0.505%, 12/25/42	58,820,696	58,464,831
Trust 2012-133 JF, 0.505%, 12/25/42	20,479,347	20,566,876
Trust 2012-134 FD, 0.505%, 12/25/42	1,592,747	1,603,079
Trust 2012-134 FT, 0.505%, 12/25/42	83,079,593	83,624,097

1 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2012-148 LF, 0.455%, 1/25/43	$69,594,133	$68,851,842
Trust 2013-6 FL, 0.555%, 2/25/43	184,804,586	186,622,693
Trust 2013-15 FA, 0.505%, 3/25/43	2,193,629	2,194,543
Trust 2013-98 FA, 0.705%, 9/25/43	53,988,596	54,557,906
Trust 2013-101 CF, 0.755%, 10/25/43	26,806,088	27,165,021
Trust 2013-101 FE, 0.755%, 10/25/43	42,910,602	43,503,713
Trust 2004-T1 1A2, 6.50%, 1/25/44	3,364,187	3,814,093
Trust 2004-W2 2A2, 7.00%, 2/25/44	192,843	222,116
Trust 2004-W2 5A, 7.50%, 3/25/44	9,055,623	10,381,837
Trust 2004-W8 3A, 7.50%, 6/25/44	6,574,702	7,651,480
Trust 2004-W14 1AF, 0.555%, 7/25/44	2,232,668	2,195,326
Trust 2004-W15 1A2, 6.50%, 8/25/44	1,476,422	1,647,314
Trust 2005-W1 1A3, 7.00%, 10/25/44	8,253,871	9,416,949
Trust 2001-79 BA, 7.00%, 3/25/45	1,037,563	1,205,568
Trust 2006-W1 1A1, 6.50%, 12/25/45	694,923	782,937
Trust 2006-W1 1A2, 7.00%, 12/25/45	5,245,175	5,886,099
Trust 2006-W1 1A3, 7.50%, 12/25/45	92,558	106,783
Trust 2006-W1 1A4, 8.00%, 12/25/45	6,046,243	7,198,905
Trust 2007-W10 1A, 6.276%, 8/25/47	24,530,179	27,444,757
Trust 2007-W10 2A, 6.291%, 8/25/47	7,112,668	7,985,749
Freddie Mac
Series 2456 CJ, 6.50%, 6/15/32	307,130	344,835
Series 3312 AB, 6.50%, 6/15/32	5,774,394	6,515,492
Series T-41 2A, 6.432%, 7/25/32	360,962	415,161
Series 2587 ZU, 5.50%, 3/15/33	10,030,329	10,848,202
Series 2610 UA, 4.00%, 5/15/33	3,381,715	3,523,726
Series T-48 1A, 5.686%, 7/25/33	3,682,226	4,146,142
Series 2708 ZD, 5.50%, 11/15/33	39,276,249	43,607,831
Series 3330 GZ, 5.50%, 6/15/37	11,850,229	12,761,618
Series 4091 JF, 0.654%, 6/15/41	35,441,306	35,798,413
Series 4120 YF, 0.504%, 10/15/42	90,689,070	90,248,684
Series 4122 FP, 0.554%, 10/15/42	47,727,016	47,706,684
Series 309 F4, 0.684%, 8/15/43	95,121,979	96,022,742
Series 311 F1, 0.704%, 8/15/43	132,658,954	134,135,614
Series 4240 FA, 0.654%, 8/15/43	22,920,358	23,222,815
Series T-51 1A, 6.50%, 9/25/43	81,619	92,828
Series 4259 FA, 0.654%, 10/15/43	43,942,912	44,368,060
Series 4281 BC, 6.273%, 12/15/43	209,428,788	233,826,404
Series 4283 DW, 6.244%, 12/15/43	126,715,000	141,267,457
Series 4283 EW, 6.187%, 12/15/43	77,420,658	85,060,993
Series 4310 FA, 0.704%, 2/15/44	3,386,065	3,419,607
Series 4319 MA, 6.443%, 3/15/44	38,337,000	42,351,919

		1,946,305,528
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 26.2%
Fannie Mae, 10 Year
6.00%, 11/1/16	1,074,812	1,116,511
Fannie Mae, 15 Year
4.00%, 9/1/25 - 2/1/27	111,297,859	118,757,827
5.00%, 9/1/25	112,359,975	122,061,143
5.50%, 1/1/18 - 7/1/25	306,181,174	336,799,971
6.00%, 7/1/16 - 3/1/23	125,464,020	135,248,646
6.50%, 12/1/14 - 12/1/19	15,221,719	15,937,636
7.00%, 11/1/17	35,813	37,074
7.50%, 11/1/14 - 8/1/17	612,347	629,624
Fannie Mae, 20 Year
4.00%, 9/1/30 - 10/1/34	536,812,839	572,123,453
4.50%, 3/1/29 - 1/1/34	700,548,418	762,530,690
6.00%, 6/1/27 - 2/1/28	8,366,875	9,480,905
6.50%, 4/1/19 - 10/1/24	10,187,193	11,535,702
Fannie Mae, 30 Year
4.50%, 6/1/36 - 1/1/44	329,662,016	357,781,872
5.00%, 7/1/37	22,861,850	25,225,827
5.50%, 2/1/33 - 11/1/39	382,034,634	428,773,338
6.00%, 11/1/28 - 6/1/40	424,560,406	478,185,902
6.50%, 12/1/32 - 8/1/39	170,905,313	192,733,186
7.00%, 4/1/32 - 2/1/39	157,633,916	175,719,058
Fannie Mae, 40 Year
4.50%, 1/1/52	18,290,409	19,579,042
Fannie Mae, Hybrid ARM

	PAR VALUE	VALUE
1.794%, 8/1/34	$3,021,526	$3,197,697
1.87%, 1/1/35	4,387,034	4,642,629
1.88%, 6/1/43	7,811,236	7,959,602
1.896%, 8/1/35	3,212,172	3,417,220
1.917%, 7/1/35	2,414,481	2,552,307
1.94%, 7/1/35	2,636,738	2,787,557
1.945%, 10/1/34 - 11/1/35	6,685,438	7,083,535
1.951%, 9/1/43	17,250,880	17,587,725
1.962%, 8/1/35	10,523,461	11,309,970
2.00%, 4/1/35	5,278,523	5,542,959
2.096%, 7/1/35	2,978,607	3,204,807
2.12%, 9/1/34	4,450,241	4,675,020
2.168%, 10/1/38	11,311,802	12,088,306
2.18%, 10/1/35	4,343,825	4,661,570
2.211%, 1/1/37	5,293,785	5,655,122
2.212%, 10/1/38	6,449,264	6,813,887
2.23%, 12/1/35	2,779,008	2,975,294
2.233%, 1/1/36	6,298,989	6,762,862
2.245%, 11/1/36	4,135,723	4,395,980
2.25%, 6/1/35 - 7/1/35	3,975,881	4,217,968
2.254%, 10/1/35	3,234,430	3,457,863
2.266%, 7/1/34	3,932,412	4,181,120
2.267%, 9/1/35	3,704,546	3,958,560
2.268%, 8/1/34	881,717	937,950
2.271%, 10/1/33	4,005,474	4,272,530
2.273%, 12/1/36	4,650,662	4,948,685
2.294%, 1/1/36	7,315,836	7,811,307
2.318%, 8/1/35	6,129,709	6,566,864
2.352%, 2/1/44	6,435,644	6,589,248
2.375%, 9/1/38	1,241,580	1,343,161
2.386%, 9/1/42	23,555,281	24,052,620
2.43%, 2/1/43	27,540,904	28,168,118
2.497%, 11/1/42	17,949,837	18,322,472
2.506%, 5/1/44	36,098,915	37,020,644
2.565%, 1/1/35	2,025,949	2,174,513
2.636%, 2/1/37	12,484,125	13,432,901
2.688%, 4/1/44	37,291,026	38,390,763
2.70%, 2/1/43	15,867,215	16,657,982
2.73%, 11/1/43	33,514,278	34,181,036
2.789%, 9/1/44	23,230,130	23,850,371
2.83%, 8/1/44	24,671,251	25,361,198
2.839%, 8/1/44	65,935,738	68,169,169
2.861%, 2/1/44	14,330,434	14,749,259
2.907%, 9/1/44	10,359,602	10,682,410
2.927%, 9/1/43	16,044,057	16,506,013
2.93%, 8/1/44	16,227,505	16,748,126
2.955%, 4/1/44	14,805,693	15,328,987
2.963%, 7/1/44	23,916,821	24,732,043
2.97%, 7/1/44	14,629,995	15,128,179
3.006%, 9/1/44	44,479,955	46,139,494
3.034%, 8/1/44	20,908,818	21,666,030
3.435%, 10/1/38	3,352,320	3,572,824
3.467%, 7/1/41	103,530,372	109,236,923
4.127%, 12/1/39	5,272,060	5,582,366
4.975%, 5/1/38	4,720,771	4,980,345
4.99%, 4/1/38	1,412,716	1,517,768
5.217%, 8/1/37	866,735	920,383
5.532%, 6/1/39	2,213,523	2,353,438
5.558%, 11/1/37	2,929,583	3,140,635
5.596%, 4/1/37	764,686	811,551
5.621%, 7/1/36	71,948	75,313
5.84%, 12/1/36	2,084,038	2,240,261
5.888%, 8/1/37	5,129,637	5,429,079
Fannie Mae, Multifamily DUS
Pool 735745, 5.012%, 1/1/17	72,563	73,443
Pool 745629, 5.205%, 1/1/18	253,561	266,851
Pool 462084, 5.275%, 11/1/15	119,109	121,118
Pool 888559, 5.452%, 6/1/17	21,167,214	22,825,728
Pool 888381, 5.508%, 4/1/17	623,769	666,235
Pool 888015, 5.537%, 11/1/16	38,668,993	41,343,411
Pool 745936, 6.079%, 8/1/16	773,378	830,524

Dodge & Cox Income Fund / 2

Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac, Hybrid ARM
1.79%, 1/1/36	$4,259,180	$4,469,688
1.996%, 8/1/36	4,473,227	4,717,778
2.095%, 4/1/37	2,000,235	2,119,413
2.102%, 2/1/38	13,644,847	14,465,878
2.125%, 5/1/37 - 7/1/37	18,612,803	19,773,733
2.186%, 10/1/35	5,050,771	5,364,692
2.195%, 3/1/37	6,157,101	6,523,447
2.219%, 4/1/37	3,401,022	3,556,727
2.225%, 1/1/36	5,012,831	5,361,610
2.25%, 1/1/35 - 4/1/35	3,832,386	4,076,645
2.252%, 6/1/38	7,617,371	8,148,485
2.279%, 8/1/35	2,862,884	3,066,400
2.294%, 4/1/38	11,358,996	12,155,217
2.298%, 8/1/34	1,700,292	1,817,832
2.327%, 9/1/33	10,527,549	11,213,879
2.345%, 1/1/37	4,601,005	4,926,442
2.352%, 9/1/35	4,485,105	4,807,074
2.37%, 8/1/35 - 1/1/36	17,057,332	18,292,444
2.375%, 2/1/34 - 2/1/35	10,137,830	10,857,494
2.383%, 3/1/35	2,247,198	2,396,698
2.385%, 10/1/38	4,294,090	4,593,280
2.434%, 4/1/38	13,994,627	15,054,753
2.45%, 4/1/36	7,156,860	7,699,943
2.467%, 7/1/43	15,264,440	15,902,286
2.775%, 10/1/43	5,919,332	6,055,025
2.794%, 10/1/38	1,712,548	1,817,360
2.911%, 8/1/44	20,863,435	21,479,405
2.96%, 1/1/44	14,329,618	14,805,855
3.047%, 5/1/44 - 7/1/44	289,823,683	300,354,074
3.069%, 8/1/44	26,775,547	27,721,095
3.084%, 4/1/44	21,812,397	22,553,343
3.112%, 6/1/44	56,733,933	58,863,698
3.12%, 7/1/44	20,783,049	21,552,901
3.197%, 1/1/44	14,265,109	14,844,038
3.594%, 6/1/41	15,412,067	16,171,579
3.711%, 9/1/41	21,483,311	22,721,097
5.014%, 6/1/38	2,535,073	2,712,696
5.114%, 11/1/34	2,208,339	2,302,444
5.439%, 11/1/39	6,610,072	6,977,347
5.786%, 1/1/38	2,369,574	2,530,522
6.127%, 10/1/37	1,804,260	1,918,446
6.13%, 12/1/36	3,086,888	3,311,396
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	403,890	419,188
Freddie Mac Gold, 15 Year
4.00%, 6/1/26 - 6/1/27	527,628,855	563,637,174
4.50%, 3/1/25 - 6/1/26	35,884,457	38,775,288
5.50%, 10/1/20 - 12/1/24	19,757,141	21,490,139
6.00%, 8/1/16 - 11/1/23	40,191,348	43,646,973
6.50%, 5/1/16 - 9/1/18	4,688,729	4,887,303
Freddie Mac Gold, 20 Year
4.00%, 9/1/31 - 7/1/34	221,403,996	235,754,314
4.50%, 5/1/30 - 1/1/34	243,024,100	264,377,510
5.50%, 11/1/23	9,739,062	10,812,635
6.00%, 7/1/25 - 12/1/27	47,413,779	53,523,516
6.50%, 7/1/21 - 10/1/26	5,803,771	6,583,095
Freddie Mac Gold, 30 Year
4.50%, 3/1/39 - 2/1/44	398,608,250	431,620,569
5.50%, 3/1/34 - 8/1/40	336,960,825	376,148,768
6.00%, 2/1/33 - 5/1/40	380,865,538	430,041,529
6.50%, 12/1/32 - 10/1/38	33,625,606	37,994,105
7.00%, 4/1/31 - 11/1/38	8,889,116	10,123,341
7.90%, 2/17/21	542,567	595,699
Ginnie Mae, 30 Year
7.00%, 5/15/28	553,884	642,730
7.50%, 9/15/17 - 5/15/25	2,033,817	2,355,962
7.80%, 6/15/20 - 1/15/21	460,256	497,114
7.85%, 1/15/21 - 10/15/21	8,856	8,962

	PAR VALUE	VALUE
8.00%, 9/15/20	$9,819	$11,026

		7,921,308,335
PRIVATE LABEL CMO & REMIC: 0.0%(f)
GSMPS Mortgage Loan Trust
Series 2004-4 1A4, 8.50%, 6/25/34 30 Year(b)	5,819,018	6,286,524

		9,873,900,387
ASSET-BACKED: 4.2%
STUDENT LOAN: 0.6%
SLM Student Loan Trust Securities
Series 2007-3 A2, 0.244%, 10/25/17	1,855,398	1,852,348
SLM Student Loan Trust Securities (Private Loans)
Series 2013-A A2A, 1.77%, 5/17/27(b)	9,116,000	8,981,101
Series 2012-B A2, 3.48%, 10/15/30(b)	57,240,000	59,625,076
Series 2013-C A2A, 2.94%, 10/15/31(b)	22,000,000	22,471,218
Series 2012-E A2A, 2.09%, 6/15/45(b)	10,100,000	10,052,540
Series 2012-C A2, 3.31%, 10/15/46(b)	88,513,000	92,026,435

		195,008,718
OTHER: 1.0%
Rio Oil Finance Trust(c) (Brazil)
Series 2014-1, 6.25%, 7/6/24(b)	289,925,000	299,127,220
CREDIT CARD: 2.6%
American Express Master Trust
Series 2014-3 A, 1.49%, 4/15/20	292,740,000	292,708,355
Chase Issuance Trust
Series 2012-A3 A3, 0.79%, 6/15/17	109,326,000	109,608,498
Series 2012-A5 A5, 0.59%, 8/15/17	40,010,000	40,051,891
Series 2012-A8 A8, 0.54%, 10/16/17	328,748,000	328,726,631
Series 2013-A8 A8, 1.01%, 10/15/18	11,740,000	11,725,126

		782,820,501

		1,276,956,439
CORPORATE: 37.4%
FINANCIALS: 13.2%
Bank of America Corp.
7.625%, 6/1/19	189,822,000	229,361,353
5.625%, 7/1/20	40,580,000	45,879,342
4.20%, 8/26/24	42,655,000	42,230,625
6.625%, 5/23/36(a)	240,328,000	281,183,760
Barclays PLC(c) (United Kingdom)
4.375%, 9/11/24	148,975,000	143,167,658
Boston Properties, Inc.
5.625%, 4/15/15	34,510,000	35,421,237
3.70%, 11/15/18	28,620,000	30,294,957
5.875%, 10/15/19	48,079,000	55,400,182
5.625%, 11/15/20	64,385,000	73,553,166
4.125%, 5/15/21	23,365,000	24,738,068
3.85%, 2/1/23	20,666,000	21,121,065
3.125%, 9/1/23	23,745,000	22,831,197
3.80%, 2/1/24	55,900,000	56,095,091
Capital One Financial Corp.
4.75%, 7/15/21	80,065,000	87,044,506
3.50%, 6/15/23	176,196,000	174,569,359
Cigna Corp.
8.50%, 5/1/19	74,756,000	94,063,905
4.00%, 2/15/22	39,605,000	41,648,103
7.65%, 3/1/23	6,317,000	7,845,455
7.875%, 5/15/27	29,355,000	38,463,856
8.30%, 1/15/33	8,195,000	10,559,176
6.15%, 11/15/36	83,929,000	101,147,622
Citigroup, Inc.
1.934%, 5/15/18	140,345,000	146,044,270
7.875%, 10/30/40(a)	285,155,075	306,598,737
Equity Residential
4.625%, 12/15/21	80,172,000	87,479,357
3.00%, 4/15/23	47,300,000	45,621,654
General Electric Co.
5.50%, 1/8/20	176,920,000	202,792,958

3 / Dodge & Cox Income Fund

Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
4.375%, 9/16/20	$64,160,000	$70,157,292
4.625%, 1/7/21	15,591,000	17,186,614
4.65%, 10/17/21	47,950,000	52,826,947
Health Net, Inc.
6.375%, 6/1/17	94,556,000	101,884,090
HSBC Holdings PLC(c) (United Kingdom)
5.10%, 4/5/21	52,270,000	58,831,349
9.30%, 6/1/21	100,000	131,372
6.50%, 5/2/36	147,031,000	179,616,598
6.50%, 9/15/37	93,582,000	115,126,635
JPMorgan Chase & Co.
4.95%, 3/25/20	28,030,000	30,976,205
3.375%, 5/1/23	56,735,000	54,363,080
8.75%, 9/1/30(a)	48,438,000	67,648,220
Navient Corp.
3.875%, 9/10/15	56,710,000	57,241,656
6.00%, 1/25/17	143,290,000	149,917,162
4.625%, 9/25/17	87,207,000	88,188,079
Royal Bank of Scotland Group PLC(c) (United Kingdom)
6.125%, 12/15/22	213,869,000	226,419,902
6.00%, 12/19/23	118,299,000	124,049,278
Unum Group
6.85%, 11/15/15(b)	10,588,000	11,239,204
7.19%, 2/1/28	11,295,000	13,552,645
7.25%, 3/15/28	25,060,000	31,165,042
6.75%, 12/15/28	8,107,000	9,679,345
WellPoint, Inc.
5.875%, 6/15/17	16,016,000	17,803,786
7.00%, 2/15/19	83,470,000	99,468,778

		3,982,629,938
INDUSTRIALS: 23.0%
AT&T, Inc.
8.00%, 11/15/31	151,477,000	223,520,824
5.35%, 9/1/40	14,895,000	15,794,598
Boston Scientific Corp.
6.25%, 11/15/15	14,550,000	15,399,953
6.40%, 6/15/16	109,769,000	119,340,637
6.00%, 1/15/20	15,690,000	17,892,547
Burlington Northern Santa Fe LLC(e)
4.70%, 10/1/19	75,445,000	83,958,365
7.57%, 1/2/21	12,978,007	14,773,029
8.251%, 1/15/21	4,939,122	5,800,861
4.10%, 6/1/21	5,820,000	6,253,177
3.05%, 9/1/22	14,780,000	14,580,913
5.943%, 1/15/23	68,198	74,367
3.85%, 9/1/23	70,425,000	72,763,533
5.72%, 1/15/24	16,978,852	19,362,489
5.342%, 4/1/24	5,722,378	6,285,231
5.629%, 4/1/24	23,544,538	26,583,725
5.996%, 4/1/24	45,214,323	50,477,270
Cemex SAB de CV(c) (Mexico)
6.50%, 12/10/19(b)	128,775,000	132,960,187
7.25%, 1/15/21(b)	8,975,000	9,491,062
6.00%, 4/1/24(b)	55,575,000	55,419,390
Comcast Corp.
5.85%, 11/15/15	14,745,000	15,598,868
6.50%, 1/15/17	36,215,000	40,558,518
6.30%, 11/15/17	16,175,000	18,473,694
5.875%, 2/15/18	68,310,000	77,474,743
5.70%, 5/15/18	2,645,000	3,004,149
Cox Enterprises, Inc.
5.45%, 12/15/14	14,915,000	15,061,391
5.50%, 10/1/15	265,000	277,105
5.875%, 12/1/16(b)	76,215,000	83,441,859
9.375%, 1/15/19(b)	145,119,000	185,238,454
3.25%, 12/15/22(b)	103,471,000	100,527,147
2.95%, 6/30/23(b)	150,135,000	140,561,792

	PAR VALUE	VALUE
CSX Corp.
9.75%, 6/15/20	$10,067,000	$13,413,935
6.251%, 1/15/23	16,255,473	19,140,820
Dillard’s, Inc.
7.13%, 8/1/18	23,565,000	26,451,712
7.875%, 1/1/23	275,000	312,125
7.75%, 7/15/26	21,016,000	23,222,680
7.75%, 5/15/27	12,848,000	14,004,320
7.00%, 12/1/28	28,225,000	29,212,875
Dow Chemical Co.
8.55%, 5/15/19	107,035,000	134,551,451
7.375%, 11/1/29	48,989,000	64,577,300
9.40%, 5/15/39	122,658,000	194,816,107
Eaton Corp. PLC(c) (Ireland)
1.50%, 11/2/17	22,630,000	22,534,366
2.75%, 11/2/22	61,835,000	59,805,761
FedEx Corp.
8.00%, 1/15/19	18,050,000	22,248,935
6.72%, 7/15/23	16,724,303	19,400,191
7.65%, 7/15/24	2,103,350	2,524,020
Ford Motor Credit Co. LLC(e)
5.625%, 9/15/15	49,025,000	51,256,177
8.125%, 1/15/20	6,525,000	8,153,359
5.75%, 2/1/21	136,841,000	155,469,576
5.875%, 8/2/21	80,875,000	93,011,183
4.25%, 9/20/22	44,075,000	46,420,010
4.375%, 8/6/23	27,875,000	29,219,160
HCA Holdings, Inc.
6.375%, 1/15/15	80,218,000	80,919,907
6.50%, 2/15/16	235,325,000	245,620,469
Hewlett-Packard Co.
3.30%, 12/9/16	90,750,000	94,680,110
Lafarge SA(c) (France)
6.20%, 7/9/15(b)	153,560,000	158,734,972
6.50%, 7/15/16	126,496,000	135,666,960
Liberty Interactive Corp.
8.50%, 7/15/29	11,937,000	13,309,755
8.25%, 2/1/30	28,876,000	31,655,315
Macy’s, Inc.
7.875%, 7/15/15	17,055,000	18,021,166
5.90%, 12/1/16	16,796,000	18,465,758
6.65%, 7/15/24	39,631,000	48,334,443
7.00%, 2/15/28	25,985,000	32,713,582
6.70%, 9/15/28	26,965,000	32,656,610
6.90%, 4/1/29	51,067,000	64,552,263
6.90%, 1/15/32	54,820,000	70,060,892
6.70%, 7/15/34	92,759,000	117,630,100
6.375%, 3/15/37	51,257,000	63,625,775
Naspers, Ltd.(c) (South Africa)
6.00%, 7/18/20(b)	142,188,000	154,273,980
Nordstrom, Inc.
6.95%, 3/15/28	12,700,000	16,407,130
Norfolk Southern Corp.
7.70%, 5/15/17	28,585,000	33,170,720
9.75%, 6/15/20	13,813,000	18,651,072
Reed Elsevier PLC(c) (United Kingdom)
8.625%, 1/15/19	27,733,000	34,573,899
3.125%, 10/15/22	125,201,000	122,330,266
Sprint Corp.
6.00%, 12/1/16	118,140,000	124,268,512
Telecom Italia SPA(c) (Italy)
6.999%, 6/4/18	115,097,000	129,484,125
7.175%, 6/18/19	137,111,000	154,935,430
5.303%, 5/30/24(b)	16,950,000	16,611,000
7.20%, 7/18/36	35,990,000	38,509,300
7.721%, 6/4/38	75,081,000	84,466,125
Time Warner Cable, Inc.
8.75%, 2/14/19	81,834,000	103,032,607
8.25%, 4/1/19	221,583,000	275,290,731
5.00%, 2/1/20	8,200,000	9,114,333
4.00%, 9/1/21	4,095,000	4,313,865
Time Warner, Inc.

Dodge & Cox Income Fund / 4

Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES (continued)

	PAR VALUE	VALUE
7.625%, 4/15/31	$180,491,000	$243,621,518
7.70%, 5/1/32	159,955,000	219,179,139
Twenty-First Century Fox, Inc.
6.20%, 12/15/34	7,440,000	9,034,303
6.40%, 12/15/35	29,170,000	36,164,995
6.15%, 3/1/37	29,205,000	34,741,363
6.65%, 11/15/37	22,560,000	28,278,531
6.15%, 2/15/41	29,795,000	35,351,321
Union Pacific Corp.
4.875%, 1/15/15	10,449,000	10,585,882
6.85%, 1/2/19	2,816,599	3,112,908
6.70%, 2/23/19	3,537,727	3,890,673
7.60%, 1/2/20	1,332,079	1,544,612
4.163%, 7/15/22	29,962,000	32,560,814
6.061%, 1/17/23	8,154,908	9,054,930
4.698%, 1/2/24	3,972,421	4,375,622
3.646%, 2/15/24	42,961,000	44,416,948
5.082%, 1/2/29	8,623,982	9,535,041
5.866%, 7/2/30	45,392,209	51,860,721
6.176%, 1/2/31	33,625,027	39,282,321
Verizon Communications, Inc.
5.15%, 9/15/23	72,195,000	79,851,713
4.15%, 3/15/24	66,000,000	68,114,244
6.55%, 9/15/43	227,330,000	284,024,283
Vulcan Materials Co.
6.50%, 12/1/16	4,531,000	4,893,480
7.00%, 6/15/18	5,000,000	5,550,000
7.50%, 6/15/21	106,685,000	124,821,450
Xerox Corp.
6.40%, 3/15/16	72,137,000	77,726,030
7.20%, 4/1/16	25,586,000	27,860,340
6.75%, 2/1/17	62,799,000	70,286,148
2.95%, 3/15/17	1,125,000	1,164,474
6.35%, 5/15/18	106,052,000	121,197,816
5.625%, 12/15/19	66,647,000	75,332,304
4.50%, 5/15/21	54,230,000	58,004,354

		6,962,195,391
UTILITIES: 1.2%
Dominion Resources, Inc.
5.75%, 10/1/54	144,500,000	146,151,779
Enel SPA(c) (Italy)
6.80%, 9/15/37(b)	99,629,000	122,006,172
6.00%, 10/7/39(b)	51,901,000	59,107,558
8.75%, 9/24/73(b)	33,050,000	38,298,340

		365,563,849

		11,310,389,178

TOTAL FIXED INCOME SECURITIES
(Cost $28,323,965,344)		29,845,402,265

SHORT-TERM INVESTMENTS: 1.4%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	29,773,553	29,773,553
REPURCHASE AGREEMENT: 1.3%
Fixed Income Clearing Corporation(d)
0.00%, dated 9/30/14, due 10/1/14, maturity value $403,088,000	403,088,000	403,088,000

TOTAL SHORT-TERM INVESTMENTS (Cost $432,861,553)		432,861,553

TOTAL INVESTMENTS (Cost $28,756,826,897)	100.0%	30,278,263,818
OTHER ASSETS LESS LIABILITIES	0.0%	(13,787,044)

NET ASSETS	100.0%	$30,264,476,774

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, all such securities in total represented $1,922,205,153 or 6.4% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by Fannie Mae 1.02%, 10/17/17; and Freddie Mac 1.02%, 10/16/17. Total collateral value is $411,154,494.
(e)	Subsidiary (see below)
(f)	Rounds to 0.0%

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

GO: General Obligation

RB: Revenue Bond

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note – Short Position	4,094	Dec 2014	$(510,278,719)	$3,040,352
Long-Term U.S. Treasury Bond – Short Position	2,807	Dec 2014	(428,067,500)	4,973,776
				$8,014,128

5 / Dodge & Cox Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value. All securities held by the Fund are denominated in U.S. dollars.

The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s present value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2014:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
U.S. Treasury	$5,300,497,952		$—	$—
Government-Related	—		2,083,658,309	—
Mortgage-Related	—		9,873,900,387	—
Asset-Backed	—		1,276,956,439	—
Corporate	—		11,310,389,178	—
Short-term Investments
Money Market Fund	29,773,553		—	—
Repurchase Agreement	—		403,088,000	—

Total Securities	$5,330,271,505		$24,947,992,313	$—

Other Financial Instruments
Treasury Futures Contracts	$8,014,127	(b)	$—	$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	Represents unrealized appreciation on Treasury futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2014, the cost of investments for federal income tax purposes was $28,756,875,275. Net unrealized appreciation aggregated $1,521,388,543, of which $1,573,523,809 represented appreciated securities and $52,135,266 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Income Fund / 6

GLOBAL BOND FUND
Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES: 96.9%

	PAR VALUE		VALUE
GOVERNMENT: 27.3%
Brazil Government (Brazil)
Series B, 6.00%, 8/15/20(a)	BRL	840,000	$853,362
Series F, 10.00%, 1/1/21	BRL	1,175,000	433,908
Chile Government GDN (Chile)
6.00%, 1/1/18(d)	CLP	230,000,000	408,278
Colombia Government (Colombia)
9.85%, 6/28/27	COP	650,000,000	404,959
Malaysia Government (Malaysia)
3.172%, 7/15/16	MYR	4,225,000	1,284,477
Mexico Government (Mexico)
7.25%, 12/15/16	MXN	16,740,000	1,328,178
8.00%, 12/7/23	MXN	10,000,000	843,298
Poland Government (Poland)
5.25%, 10/25/17	PLN	2,600,000	857,779
South Korea Government (South Korea)
4.50%, 3/10/15	KRW	908,000,000	869,014
Sweden Government (Sweden)
3.75%, 8/12/17	SEK	6,025,000	916,358
U.S. Treasury Note (United States)
0.375%, 5/31/16	USD	1,000,000	998,945
0.625%, 10/15/16	USD	2,600,000	2,598,983

			11,797,539
GOVERNMENT-RELATED: 7.6%
Autonomous Community of Madrid (Spain)
4.30%, 9/15/26	EUR	385,000	553,302
Chicago Transit Authority RB (United States)
6.20%, 12/1/40	USD	50,000	57,392
6.899%, 12/1/40	USD	650,000	802,490
Petroleo Brasileiro SA (Brazil)
7.25%, 3/17/44	USD	400,000	432,020
Petroleos Mexicanos (Mexico)
6.375%, 1/23/45(d)	USD	385,000	435,358
State of California GO (United States)
6.20%, 3/1/19	USD	100,000	117,131
6.20%, 10/1/19	USD	125,000	147,934
State of Illinois GO (United States)
4.961%, 3/1/16	USD	400,000	420,300
5.665%, 3/1/18	USD	300,000	329,913

			3,295,840
SECURITIZED: 12.4%
Chase Issuance Trust (United States)
Series 2012-A8 A8, 0.54%, 10/16/17	USD	650,000	649,958
Series 2013-A8 A8, 1.01%, 10/15/18	USD	200,000	199,747
Series 2007-A3 A3, 5.23%, 4/15/19	USD	419,000	458,089
Fannie Mae, 15 Year (United States)
5.00%, 7/1/25	USD	52,787	56,659
Fannie Mae, 20 Year (United States)
4.50%, 6/1/31	USD	364,463	396,815
4.00%, 8/1/31	USD	167,264	178,837
4.00%, 2/1/32	USD	248,917	267,433
4.00%, 10/1/34	USD	426,000	453,251
Fannie Mae, 30 Year (United States)
6.00%, 5/1/37	USD	166,410	182,107
Fannie Mae, Hybrid ARM (United States)
2.93%, 8/1/44	USD	337,679	348,513
Freddie Mac (United States)
Series 4283 EW, 6.187%, 12/15/43	USD	241,632	265,478
Freddie Mac Gold, 30 Year (United States)
6.00%, 2/1/35	USD	164,666	187,966
6.00%, 11/1/39	USD	92,582	104,493
Rio Oil Finance Trust (Brazil)
Series 2014-1, 6.25%, 7/6/24(d)	USD	350,000	361,109
Svenska Handelsbanken AB (Sweden) 6.00%, 9/21/16(b)	SEK	8,000,000	1,228,451

			4,688,948

	PAR VALUE		VALUE
CORPORATE: 49.6%
FINANCIALS: 16.9%
Bank of America Corp. (United States)
6.125%, 9/15/21	GBP	200,000	$381,315
6.625%, 5/23/36(c)	USD	325,000	380,250
BNP Paribas SA (France)
5.75%, 1/24/22	GBP	250,000	453,464
Boston Properties, Inc. (United States)
5.625%, 11/15/20	USD	575,000	656,878
4.125%, 5/15/21	USD	125,000	132,346
Citigroup, Inc. (United States)
7.875%, 10/30/40(c)	USD	405,000	435,456
Equity Residential (United States)
4.75%, 7/15/20	USD	375,000	414,357
General Electric Co. (United States)
4.55%, 1/17/17	CAD	325,000	307,890
HSBC Holdings PLC (United Kingdom)
6.50%, 5/2/36	USD	200,000	244,325
6.50%, 9/15/37	USD	325,000	399,822
JPMorgan Chase & Co. (United States)
3.375%, 5/1/23	USD	450,000	431,187
Lloyds Banking Group PLC (United Kingdom)
6.50%, 3/24/20	EUR	450,000	697,615
Navient Corp. (United States)
6.00%, 1/25/17	USD	295,000	308,644
4.625%, 9/25/17	USD	75,000	75,844
Royal Bank of Scotland Group PLC (United Kingdom)
6.934%, 4/9/18	EUR	200,000	289,870
5.625%, 8/24/20	USD	225,000	256,204
6.125%, 12/15/22	USD	225,000	238,204
WellPoint, Inc. (United States)
7.00%, 2/15/19	USD	235,000	280,043
4.35%, 8/15/20	USD	200,000	215,913
Wells Fargo & Co. (United States)
2.774%, 2/9/17	CAD	750,000	683,347

			7,282,974
INDUSTRIALS: 30.4%
Boston Scientific Corp. (United States)
6.00%, 1/15/20	USD	325,000	370,623
Canadian Pacific Railway, Ltd. (Canada)
6.25%, 6/1/18	CAD	700,000	712,738
Cemex SAB de CV (Mexico)
7.25%, 1/15/21(d)	USD	750,000	793,125
Compagnie de Saint-Gobain SA (France)
3.625%, 3/28/22	EUR	200,000	293,686
Cox Enterprises, Inc. (United States)
3.25%, 12/15/22(d)	USD	240,000	233,172
2.95%, 6/30/23(d)	USD	400,000	374,494
Ford Motor Credit Co. LLC(e) (United States)
8.125%, 1/15/20	USD	550,000	687,256
Grupo Televisa SAB (Mexico)
8.50%, 3/11/32	USD	275,000	375,295
HCA Holdings, Inc. (United States)
6.50%, 2/15/16	USD	475,000	495,781
Hewlett-Packard Co. (United States)
2.65%, 6/1/16	USD	150,000	154,075
2.60%, 9/15/17	USD	225,000	231,122
Imperial Tobacco Group PLC (United Kingdom)
9.00%, 2/17/22	GBP	400,000	869,831
Lafarge SA (France)
5.875%, 7/9/19	EUR	400,000	601,641

1 / Dodge & Cox Global Bond Fund

Portfolio of Investments (unaudited)	September 30, 2014

DEBT SECURITIES (continued)

	PAR VALUE		VALUE
Macy’s, Inc. (United States)
6.70%, 9/15/28	USD	50,000	$60,554
6.90%, 4/1/29	USD	75,000	94,805
6.70%, 7/15/34	USD	225,000	285,328
6.375%, 3/15/37	USD	175,000	217,229
Millicom International Cellular SA (Luxembourg)
6.625%, 10/15/21(d)	USD	850,000	881,875
Naspers, Ltd. (South Africa)
6.00%, 7/18/20(d)	USD	675,000	732,375
Nokia Corp. (Finland)
6.75%, 2/4/19	EUR	150,000	224,269
Reed Elsevier PLC (United Kingdom)
3.125%, 10/15/22	USD	444,000	433,820
Sprint Corp. (United States)
6.00%, 12/1/16	USD	375,000	394,453
Telecom Italia SPA (Italy)
6.375%, 6/24/19	GBP	250,000	440,078
7.721%, 6/4/38	USD	375,000	421,875
Time Warner Cable, Inc. (United States)
8.75%, 2/14/19	USD	350,000	440,665
6.75%, 6/15/39	USD	150,000	192,708
Time Warner, Inc. (United States)
7.625%, 4/15/31	USD	175,000	236,210
7.70%, 5/1/32	USD	325,000	445,333
Twenty-First Century Fox, Inc. (United States)
6.15%, 3/1/37	USD	200,000	237,914
6.65%, 11/15/37	USD	300,000	376,044
Verizon Communications, Inc. (United States)
5.15%, 9/15/23	USD	175,000	193,560
6.55%, 9/15/43	USD	175,000	218,644
Vulcan Materials Co. (United States)
7.50%, 6/15/21	USD	325,000	380,250

			13,100,828
UTILITIES: 2.3%
Dominion Resources, Inc. (United States)
5.75%, 10/1/54	USD	175,000	177,000
Enel SPA (Italy)
6.80%, 9/15/37(d)	USD	350,000	428,612
6.00%, 10/7/39(d)	USD	350,000	398,598

			1,004,210

			21,388,012

TOTAL DEBT SECURITIES (Cost $42,589,671)			41,820,297

SHORT-TERM INVESTMENTS: 9.1%
MONEY MARKET FUND: 0.1%
SSgA U.S. Treasury Money Market Fund	USD	40,827	40,827
REPURCHASE AGREEMENT: 9.0%
Fixed Income Clearing Corporation(f) 0.00%, dated 9/30/14, due 10/1/14, maturity value $3,873,000	USD	3,873,000	3,873,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,913,827)			3,913,827

TOTAL INVESTMENTS (Cost $46,503,498)		106.0%	45,734,124
OTHER ASSETS LESS LIABILITIES		(6.0%)	(2,591,947)

NET ASSETS		100.0%	$43,142,177

(a)	Inflation-linked
(b)	Covered bond
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, all such securities in total represented $5,046,996 or 11.7% of total net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Subsidiary (see below)
(f)	Repurchase agreement is collateralized by U.S. Treasury Note 0.75%, 10/31/17. Total collateral value is $3,951,632.

Debt securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

GO: General Obligation

RB: Revenue Bond

GDN: Global Depositary Note

Currency Abbreviations:

BRL: Brazilian Real

CAD: Canadian Dollar

CLP: Chilean Peso

COP: Colombian Peso

EUR: Euro

GBP: British Pound

KRW: South Korean Won

MXN: Mexican Peso

MYR: Malaysian Ringgit

PLN: Polish Zloty

RUB: Russian Ruble

SEK: Swedish Krona

USD: United States Dollar

ZAR: South African Rand

FUTURES CONTRACTS

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long-Term U.S. Treasury Bond – Short Position	18	Dec 2014	$(2,745,000)	$26,526

CENTRALLY-CLEARED INTEREST RATE SWAPS

Notional Amount	Expiration Date	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Receive Floating/Pay Fixed:
$825,000	5/6/24	2.72%	USD LIBOR 3-Month	$(16,720)
825,000	8/22/24	2.57%	USD LIBOR 3-Month	2,881

				$(13,839)

FORWARD CURRENCY CONTRACTS

		Contract Amount
Counterparty	Settlement Date	Deliver U.S. Dollar	Receive Foreign Currency	Unrealized Appreciation / (Depreciation)
Contracts to buy RUB:
Barclays	11/5/14	91,198	3,300,000	$(8,427)
Barclays	11/5/14	46,981	1,700,000	(4,341)
Barclays	11/5/14	50,392	1,800,000	(5,244)
Barclays	11/5/14	114,025	4,000,000	(13,697)
Barclays	11/5/14	81,610	3,000,000	(6,365)

				$(38,074)

Dodge & Cox Global Bond Fund / 2

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Debt securities are valued based on prices received from independent pricing services which utilize both dealer-supplied valuations and pricing models. Pricing models may consider quoted prices for similar securities, interest rates, prepayment speeds, and credit risk. Exchange-traded derivatives are valued at the settlement price determined by the relevant exchange. Interest rate swaps are valued daily based on prices received from independent pricing services, which represent the net present value of all future cash settlement amounts based on implied forward interest rates. Other financial instruments for which market quotes are readily available are valued at market value. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term securities less than 60 days to maturity may be valued at amortized cost if amortized cost approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net assets may be affected by changes in the value of currencies in relation to the U.S. dollar.

The Board of Trustees has delegated authority to Dodge & Cox, the Fund’s investment manager, to make fair value determinations in accordance with the Dodge & Cox Funds Valuation Policies (“Valuation Policies”), subject to Board oversight. Dodge & Cox has established a Pricing Committee that is comprised of representatives from Treasury, Legal, Compliance, and Operations. The Pricing Committee is responsible for implementing the Valuation Policies, including determining the fair value of securities when market quotations or market-based valuations are not readily available or are deemed unreliable. The Pricing Committee considers relevant indications of value that are reasonably available to it in determining the fair value assigned to a particular security, such as the value of similar financial instruments, trading volumes, contractual restrictions on disposition, related corporate actions, and changes in economic conditions.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. In some instances, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a security’s present value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including Fund management’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2014:

Classification (a)	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)		LEVEL 3 (Significant Unobservable Inputs)
Securities
Debt Securities
Government	$3,597,928		$8,199,611		$—
Government-Related	—		3,295,840		—
Securitized	—		5,338,906		—
Corporate	—		21,388,012		—
Short-term Investments
Money Market Fund	40,827		—		—
Repurchase Agreement	—		3,873,000		—

Total Securities	$3,638,755		$42,095,369		$—

Other Financial Instruments
Treasury Futures Contracts	26,526	(b)	—		—
Interest Rate Swaps	—		(13,839	)(b)	—
Forward Currency Contracts	—		(38,075	)(b)	—

Total Other Financial Instruments	$26,526		$(51,914)		$—

(a)	There were no transfers between Level 1, Level 2 and Level 3 during the period.
(b)	Represents net unrealized appreciation/(depreciation).

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2014, the cost of investments for federal income tax purposes was $46,503,497. Net unrealized depreciation aggregated $769,374, of which $63,530 represented appreciated securities and $832,904 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus, summary prospectus, and annual report on the Fund’s website at www.dodgeandcox.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Before investing in any Dodge & Cox Fund, you should carefully consider the Fund’s investment objectives, risks, and management fees and other expenses. To obtain a Fund’s prospectus and summary prospectus, which contain this and other important information, visit www.dodgeandcox.com or call 800-621-3979. Please read the prospectus and summary prospectus carefully before investing.

Dodge & Cox Global Bond Fund / 3

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

Date: November 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dodge & Cox Funds

By	/s/ Charles F. Pohl
Charles F. Pohl
Chairman—Principal Executive Officer

By	/s/ David H. Longhurst
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 3, 2014

(EX-99.CERTS)

I, Charles F. Pohl, certify that:

1. I have reviewed this report on Form N-Q of Dodge & Cox Funds (“registrant”);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 3, 2014

/s/ Charles F. Pohl
Charles F. Pohl
Chairman – Principal Executive Officer

I, David H. Longhurst, certify that:

1. I have reviewed this report on Form N-Q of Dodge & Cox Funds (“registrant”);

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 3, 2014

/s/ David H. Longhurst
David H. Longhurst
Treasurer – Principal Financial Officer